                                                                            2001



Nationwide(R) Variable Account - II
June 30, 2001


[LOGO THE BEST OF AMERICA]


                                                     SEMI-ANNUAL REPORT

                                                     [NATIONWIDE LOGO]
                                              Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-725-6/01

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                             [PICTURE OF PRESIDENT]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account-II.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                        /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 31. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2001
                                   (UNAUDITED)

ASSETS:
      Investments at fair value:
      American Century Variable Portfolios, Inc.- American Century VP
        Balanced (ACVPBal) 22,651,096 shares (cost $171,257,294) ..............................   $  152,215,367
      American Century Variable Portfolios, Inc. -
      American Century VP Capital Appreciation (ACVPCapAp)
        35,752,650 shares (cost $460,046,741) .................................................      319,628,691
      American Century Variable Portfolios, Inc. -
      American Century VP Income & Growth (ACVPIncGr)
        11,007,115 shares (cost $81,592,125) ..................................................       74,628,238
      American Century Variable Portfolios, Inc. - American Century VP International (ACVPInt)
        33,299,469 shares (cost $320,132,021) .................................................      247,415,056
      American Century Variable Portfolios, Inc. - American Century VP Value (ACVPValue)
        23,538,437 shares (cost $159,274,790) .................................................      166,416,748
      American Variable Insurance Series - Growth Fund (AVISGro)
        628,776 shares (cost $33,014,393) .....................................................       31,111,823
      American Variable Insurance Series - High-Yield Bond Fund (AVISHiYld)
        127,237 shares (cost $1,603,588) ......................................................        1,459,406
      American Variable Insurance Series -
      U.S. Government/AAA-Rated Securities Fund (AVISGvt)
        269,502 shares (cost $2,992,348) ......................................................        3,066,932
      Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
        1,999,589 shares (cost $30,922,902) ...................................................       21,895,502
      Credit Suisse Warburg Pincus Trust - International Equity Portfolio (CSWPIntEq)
        13,933,322 shares (cost $173,184,201) .................................................      125,678,565
      Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio (CSWPSmCoGr)
        17,754,066 shares (cost $407,735,424) .................................................      256,013,629
      Dreyfus Investment Portfolios - European Equity Portfolio (DryEuroEq)
        178,749 shares (cost $2,263,767) ......................................................        2,128,900
      Dreyfus NSAT Mid Cap Index Fund  (NSATMidCap)
        3,973,231 shares (cost $54,145,815) ...................................................       54,035,947
      Dreyfus Stock Index Fund (DryStkIx)
        44,772,653 shares (cost $1,460,617,058) ...............................................    1,410,338,556
      Dreyfus Variable Investment Fund - Appreciation Portfolio (DryAp)
        3,225,696 shares (cost $126,589,997) ..................................................      117,641,151
      Dreyfus Variable Investment Fund - Growth and Income Portfolio (DryGrInc)
        3,671,584 shares (cost $86,473,457) ...................................................       84,850,296
      Gartmore NSAT Emerging Markets Fund  (NSATEmMkt)
        435,125 shares (cost $3,298,998) ......................................................        3,315,653
      Gartmore NSAT Global Technology & Communications Fund  (NSATGlobT)
        848,043 shares (cost $4,343,624) ......................................................        4,418,303

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II


        Gartmore NSAT International Growth Fund  (NSATIntGr)
           65,217 shares (cost $450,739) ................................................       451,298
        Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
           3,010,830 shares (cost $77,427,734) ..........................................    68,586,701
        Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlTech)
           7,025,667 shares (cost $43,738,808) ..........................................    33,863,715
        Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)
           1,766,907 shares (cost $47,897,380) ..........................................    45,480,184
        MAS NSAT Multi Sector Bond Fund  (NSATMSecBd)
           1,398,411 shares (cost $13,127,624) ..........................................    12,697,575
        Nationwide(R) Separate Account Trust - Capital Appreciation Fund  (NSATCapAp)
           16,022,495 shares (cost $329,463,503) ........................................   185,059,813
        Nationwide(R) Separate Account Trust - Government Bond Fund  (NSATGvtBd)
           30,216,142 shares (cost $341,444,396) ........................................   345,370,506
        Nationwide(R) Separate Account Trust - Money Market Fund  (NSATMyMkt)
           893,287,206 shares (cost $893,287,206) .......................................   893,287,206
        Nationwide(R) Separate Account Trust -
        Nationwide(R) Small Cap Growth Fund  (NSATSmCapG)
           1,186,913 shares (cost $18,193,873) ..........................................    18,302,198
        Nationwide(R) Separate Account Trust -
        Nationwide(R) Small Cap Value Fund  (NSATSmCapV)
           17,175,527 shares (cost $188,563,265) ........................................   195,801,012
        Nationwide(R)Separate Account Trust - Nationwide(R) Small Company Fund  (NSATSmCo)
           16,121,544 shares (cost $358,023,983) ........................................   317,755,637
        Nationwide(R) Separate Account Trust - Total Return Fund  (NSATTotRe)
           68,376,951 shares (cost $1,008,685,097) ......................................   730,265,839
        Neuberger Berman Advisers Management Trust - Growth Portfolio (NBAMTGro)
           29,923,944 shares (cost $651,761,260) ........................................   402,177,804
        Neuberger Berman Advisers Management Trust - Guardian Portfolio (NBAMTGuard)
           3,657,137 shares (cost $58,741,344) ..........................................    55,222,773
        Neuberger Berman Advisers Management Trust -
        Limited Maturity Bond Portfolio (NBAMTLMat)
           9,384,726 shares (cost $122,620,752) .........................................   121,626,053
        Neuberger Berman Advisers Management Trust - Partners Portfolio (NBAMTPart)
           22,288,663 shares (cost $381,972,618) ........................................   344,136,950
        Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
           1,138,223 shares (cost $62,687,192) ..........................................    49,228,141
        Oppenheimer Bond Fund/VA (OppBdFd)
           23,313,582 shares (cost $268,724,857) ........................................   255,516,864
        Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
           7,395,159 shares (cost $351,720,432) .........................................   294,327,334
        Oppenheimer Global Securities Fund/VA (OppGlSec)
           27,712,933 shares (cost $748,283,176) ........................................   659,290,685
        Oppenheimer Main Street Growth & Income Fund/VA (OppGroInc)
           1,058,392 shares (cost $22,678,217) ..........................................    21,040,829



      Oppenheimer Multiple Strategies Fund/VA (OppMult)
         17,354,557 shares (cost $279,848,553) .............................................       275,416,819
      Strong NSAT Mid Cap Growth Fund  (NSATStMCap)
         1,959,361 shares (cost $28,786,296) ...............................................        28,097,235
      Strong Opportunity Fund II, Inc. (StOpp2)
         33,403,894 shares (cost $732,906,512) .............................................       800,023,271
      Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II (StDisc2)
         11,650,948 shares (cost $127,727,172) .............................................       126,762,314
      Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (StIntStk2)
         4,017,283 shares (cost $35,196,616) ...............................................        33,022,067
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         9,126,366 shares (cost $313,682,093) ..............................................       270,140,439
      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (UIFEmMkt)
         1,325,376 shares (cost $9,328,285) ................................................         9,595,719
      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (UIFUSRE)
         10,679,389 shares (cost $122,128,586) .............................................       132,851,594
      Turner NSAT Growth Focus Fund  (NSATGroF)
         1,237,208 shares (cost $5,465,577) ................................................         5,381,855
      Van Eck Worldwide Insurance Trust - Worldwide Bond Fund (VEWrldBd)
         5,077,741 shares (cost $50,306,614) ...............................................        46,715,215
      Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund (VEWrldEMkt)
         5,169,538 shares (cost $42,797,860) ...............................................        42,545,301
      Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (VEWrldHAs)
         4,027,491 shares (cost $48,165,833) ...............................................        46,436,968
      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         76,374,736 shares (cost $1,715,685,335) ...........................................     1,811,608,731
      Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
         66,300,085 shares (cost $2,910,733,427) ...........................................     2,445,147,119
      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         43,199,623 shares (cost $359,660,952) .............................................       291,165,461
      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         24,313,760 shares (cost $476,621,083) .............................................       379,051,524
      Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         47,059,502 shares (cost $740,211,939) .............................................       686,598,127
      Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
         48,073,219 shares (cost $1,092,149,887) ...........................................       993,192,713
      Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         5,360,275 shares (cost $109,342,679) ..............................................        86,461,238
                                                                                               ---------------
            Total investments ..............................................................    16,635,961,590
   Accounts receivable .....................................................................                --
                                                                                               ---------------
            Total assets ...................................................................    16,635,961,590
ACCOUNTS PAYABLE ...........................................................................           165,173
                                                                                               ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................   $16,635,796,417
                                                                                               ===============


See accompanying notes to financial statements.


--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                         Total             ACVPBal           ACVPCapAp         ACVPIncGr
                                                    ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   245,492,003          4,421,073               --              659,515
  Mortality and expense risk charges (note 2) ...      (118,205,199)        (1,086,812)        (2,279,318)          (516,754)
    Net investment activity .....................       127,286,804          3,334,261         (2,279,318)           142,761
                                                    ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual funds shares sold ........     5,466,185,101         19,812,952         65,961,247         14,717,329
  Cost of mutual fund shares sold ...............    (6,024,675,802)       (23,532,710)       (59,938,357)       (15,047,543)
                                                    ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .........      (558,490,701)        (3,719,758)         6,022,890           (330,214)
  Change in unrealized gain (loss)
    on investments ..............................    (1,772,108,304)        (8,808,307)      (189,569,252)        (3,392,479)
                                                    ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..............    (2,330,599,005)       (12,528,065)      (183,546,362)        (3,722,693)
                                                    ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ......................       896,680,343          5,248,329        120,030,377               --
                                                    ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(1,306,631,858)        (3,945,475)       (65,795,303)        (3,579,932)
                                                    ===============    ===============    ===============    ===============

                                                        ACVPInt           ACVPValue          AVISGro           AVISHiYld
                                                    ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           244,764          1,320,660            192,400            159,558
  Mortality and expense risk charges (note 2) ...        (1,949,845)          (832,086)          (214,719)           (11,171)
    Net investment activity .....................        (1,705,081)           488,574            (22,319)           148,387
                                                    ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual funds shares sold ........       167,182,096         67,933,893          3,937,522            980,104
  Cost of mutual fund shares sold ...............      (241,222,380)       (61,012,300)        (2,153,026)        (1,059,322)
                                                    ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .........       (74,040,284)         6,921,593          1,784,496            (79,218)
  Change in unrealized gain (loss)
    on investments ..............................       (19,650,228)          (342,923)       (13,041,461)             6,068
                                                    ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..............       (93,690,512)         6,578,670        (11,256,965)           (73,150)
                                                    ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ......................        27,025,160               --            7,912,626               --
                                                    ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (68,370,433)         7,067,244         (3,366,658)            75,237
                                                    ===============    ===============    ===============    ===============


                                                     AVISGvt       CSWPGPV       CSWPIntEq      CSWPSmCoGr
                                                    ---------    -----------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $ 171,598           --             --              --
  Mortality and expense risk charges (note 2) ...     (19,682)      (182,297)      (962,003)     (1,846,456)
                                                    ---------    -----------    -----------    ------------
    Net investment activity .....................     151,916       (182,297)      (962,003)     (1,846,456)
                                                    ---------    -----------    -----------    ------------

  Proceeds from mutual funds shares sold ........     163,329     15,794,552     59,531,020      82,869,654
  Cost of mutual fund shares sold ...............    (149,663)   (28,431,710)   (84,429,669)   (132,205,457)
                                                    ---------    -----------    -----------    ------------
    Realized gain (loss) on investments .........      13,666    (12,637,158)   (24,898,649)    (49,335,803)
  Change in unrealized gain (loss)
    on investments ..............................    (100,698)     6,223,817       (197,681)      3,781,938
                                                    ---------    -----------    -----------    ------------
    Net gain (loss) on investments ..............     (87,032)    (6,413,341)   (25,096,330)    (45,553,865)
                                                    ---------    -----------    -----------    ------------
  Reinvested capital gains ......................        --             --             --              --
                                                    ---------    -----------    -----------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  64,884     (6,595,638)   (26,058,333)    (47,400,321)
                                                    =========    ===========    ===========    ============


                                                     DryEuroEq       DryStkIx         DryAp        DryGrInc
                                                    -----------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         2,454       7,368,233         16,714        184,404
  Mortality and expense risk charges (note 2) ...       (16,137)    (10,015,821)      (854,650)      (580,418)
                                                    -----------    ------------    -----------    -----------
    Net investment activity .....................       (13,683)     (2,647,588)      (837,936)      (396,014)
                                                    -----------    ------------    -----------    -----------

  Proceeds from mutual funds shares sold ........    17,023,973     202,197,786     25,953,983     10,289,661
  Cost of mutual fund shares sold ...............   (17,194,643)   (169,993,283)   (26,157,118)    (9,936,729)
                                                    -----------    ------------    -----------    -----------
    Realized gain (loss) on investments .........      (170,670)     32,204,503       (203,135)       352,932
  Change in unrealized gain (loss)
    on investments ..............................      (176,991)   (149,645,710)    (8,327,562)    (1,809,288)
                                                    -----------    ------------    -----------    -----------
    Net gain (loss) on investments ..............      (347,661)   (117,441,207)    (8,530,697)    (1,456,356)
                                                    -----------    ------------    -----------    -----------
  Reinvested capital gains ......................          --           268,394           --          931,043
                                                    -----------    ------------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (361,344)   (119,820,401)    (9,368,633)      (921,327)
                                                    ===========    ============    ===========    ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                      FidVIPEI        FidVIPGr         FidVIPHI        FidVIPOv
                                                    -------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  31,766,291       2,043,908      48,692,862      21,808,313
  Mortality and expense risk charges (note 2) ...     (12,585,227)    (17,618,595)     (2,441,955)     (2,821,273)
                                                    -------------    ------------    ------------    ------------
    Net investment activity .....................      19,181,064     (15,574,687)     46,250,907      18,987,040
                                                    -------------    ------------    ------------    ------------
  Proceeds from mutual funds shares sold ........     164,633,193     349,376,473     223,226,042     200,418,107
  Cost of mutual fund shares sold ...............    (134,722,328)   (322,505,210)   (321,760,746)   (275,064,889)
                                                    -------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      29,910,865      26,871,263     (98,534,704)    (74,646,782)
  Change in unrealized gain (loss)
    on investments ..............................    (171,531,742)   (509,433,385)     26,634,572     (32,179,111)
                                                    -------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............    (141,620,877)   (482,562,122)    (71,900,132)   (106,825,893)
                                                    -------------    ------------    ------------    ------------
  Reinvested capital gains ......................      89,248,151     192,127,379            --        34,471,204
                                                    -------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (33,191,662)   (306,009,430)    (25,649,225)    (53,367,649)
                                                    =============    ============    ============    ============

                                                     FidVIPAM       FidVIPCon      FidVIPGrOp       JanCapAp
                                                    -----------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    31,269,361       8,673,291        364,492        438,635
  Mortality and expense risk charges (note 2) ...    (4,884,033)     (7,239,961)      (651,608)      (472,459)
                                                    -----------    ------------    -----------    -----------
    Net investment activity .....................    26,385,328       1,433,330       (287,116)       (33,824)
                                                    -----------    ------------    -----------    -----------
  Proceeds from mutual funds shares sold ........    80,819,184     137,584,557     26,213,810     40,171,704
  Cost of mutual fund shares sold ...............   (76,751,910)   (107,947,308)   (36,440,616)   (51,585,081)
                                                    -----------    ------------    -----------    -----------
    Realized gain (loss) on investments .........     4,067,274      29,637,249    (10,226,806)   (11,413,377)
  Change in unrealized gain (loss)
    on investments ..............................   (74,892,527)   (190,241,287)       573,051         42,480
                                                    -----------    ------------    -----------    -----------
    Net gain (loss) on investments ..............   (70,825,253)   (160,604,038)    (9,653,755)   (11,370,897)
                                                    -----------    ------------    -----------    -----------
  Reinvested capital gains ......................    11,726,011      30,611,614           --             --
                                                    -----------    ------------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   (32,713,914)   (128,559,094)    (9,940,871)   (11,404,721)
                                                    ===========    ============    ===========    ===========



                                                     JanGlTech        JanIntGro      NSATCapAp        NSATMidCap
                                                    ------------    ------------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    209,516         228,095            --          130,272
  Mortality and expense risk charges (note 2) ...       (271,598)       (306,281)     (1,416,395)      (299,190)
                                                    ------------    ------------    ------------    -----------
    Net investment activity .....................        (62,082)        (78,186)     (1,416,395)      (168,918)
                                                    ------------    ------------    ------------    -----------
  Proceeds from mutual funds shares sold ........     29,840,114     102,151,179      62,233,377     37,039,536
  Cost of mutual fund shares sold ...............    (52,365,291)   (111,253,669)   (122,366,773)   (38,861,448)
                                                    ------------    ------------    ------------    -----------
    Realized gain (loss) on investments .........    (22,525,177)     (9,102,490)    (60,133,396)    (1,821,912)
  Change in unrealized gain (loss)
    on investments ..............................      8,604,326       1,651,317       4,900,552        877,344
                                                    ------------    ------------    ------------    -----------
    Net gain (loss) on investments ..............    (13,920,851)     (7,451,173)    (55,232,844)      (944,568)
                                                    ------------    ------------    ------------    -----------
  Reinvested capital gains ......................           --              --              --             --
                                                    ------------    ------------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(13,982,933)     (7,529,359)    (56,649,239)    (1,113,486)
                                                    ============    ============    ============    ===========

                                                     NSATEmMkt     NSATGlobT     NSATIntGr      NSATGvtBd
                                                    ----------    -----------    ----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        9,957           --             502       9,067,581
  Mortality and expense risk charges (note 2) ...      (15,168)       (20,966)       (1,844)     (2,386,972)
                                                    ----------    -----------    ----------    ------------
    Net investment activity .....................       (5,211)       (20,966)       (1,342)      6,680,609
                                                    ----------    -----------    ----------    ------------
  Proceeds from mutual funds shares sold ........    9,349,505     25,367,176     9,334,322     110,446,600
  Cost of mutual fund shares sold ...............   (9,768,070)   (26,192,218)   (9,325,065)   (113,897,481)
                                                    ----------    -----------    ----------    ------------
    Realized gain (loss) on investments .........     (418,565)      (825,042)        9,257      (3,450,881)
  Change in unrealized gain (loss)
    on investments ..............................       15,573        344,490             7       2,151,042
                                                    ----------    -----------    ----------    ------------
    Net gain (loss) on investments ..............     (402,992)      (480,552)        9,264      (1,299,839)
                                                    ----------    -----------    ----------    ------------
  Reinvested capital gains ......................         --             --            --              --
                                                    ----------    -----------    ----------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (408,203)      (501,518)        7,922       5,380,770
                                                    ==========    ===========    ==========    ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                        NSATMSecBd       NSATMyMkt       NSATSmCapG       NSATSmCapV
                                                        -----------    --------------    -----------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends ............................   $   345,662        21,822,610           --              --
    Mortality and expense risk charges (note 2) .....       (72,522)       (6,526,525)       (73,948)     (1,077,018)
                                                        -----------    --------------    -----------    ------------
        Net investment activity .....................       273,140        15,296,085        (73,948)     (1,077,018)
                                                        -----------    --------------    -----------    ------------
    Proceeds from mutual funds shares sold ..........     8,537,088     1,506,806,422     11,141,109     186,447,938
    Cost of mutual fund shares sold .................    (8,440,105)   (1,506,806,422)   (12,264,348)   (179,004,650)
                                                        -----------    --------------    -----------    ------------
        Realized gain (loss) on investments .........        96,983              --       (1,123,239)      7,443,288
    Change in unrealized gain (loss)
        on investments ..............................      (467,524)             --          803,229      24,156,845
                                                        -----------    --------------    -----------    ------------
        Net gain (loss) on investments ..............      (370,541)             --         (320,010)     31,600,133
                                                        -----------    --------------    -----------    ------------
    Reinvested capital gains ........................          --                --             --              --
                                                        -----------    --------------    -----------    ------------
          Net increase (decrease) in contract owners'
              equity resulting from operations ......   $   (97,401)       15,296,085       (393,958)     30,523,115
                                                        ===========    ==============    ===========    ============

                                                         NSATSmCo      NSATStMCap      NSATTotRe       NSATGroF
                                                        -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
    Reinvested dividends ............................       317,765           --        2,801,273           --
    Mortality and expense risk charges (note 2) .....    (2,151,793)      (162,597)    (5,246,366)       (25,721)
                                                        -----------    -----------    -----------    -----------
        Net investment activity .....................    (1,834,028)      (162,597)    (2,445,093)       (25,721)
                                                        -----------    -----------    -----------    -----------
    Proceeds from mutual funds shares sold ..........    94,713,324     55,449,317     75,517,368     11,760,387
    Cost of mutual fund shares sold .................   (97,843,284)   (68,980,084)   (91,908,657)   (13,806,000)
                                                        -----------    -----------    -----------    -----------
        Realized gain (loss) on investments .........    (3,129,960)   (13,530,767)   (16,391,289)    (2,045,613)
    Change in unrealized gain (loss)
        on investments ..............................    (3,815,725)     9,461,857    (54,359,342)       176,505
                                                        -----------    -----------    -----------    -----------
        Net gain (loss) on investments ..............    (6,945,685)    (4,068,910)   (70,750,631)    (1,869,108)
                                                        -----------    -----------    -----------    -----------
    Reinvested capital gains ........................          --             --             --             --
                                                        -----------    -----------    -----------    -----------
          Net increase (decrease) in contract owners'
              equity resulting from operations ......    (8,779,713)    (4,231,507)   (73,195,724)    (1,894,829)
                                                        ===========    ===========    ===========    ===========



                                                          NBAMTGro       NBAMTGuard      NBAMTLMat       NBAMTPart
                                                        -------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
    Reinvested dividends ............................   $           -        247,645      7,183,887      1,370,845
    Mortality and expense risk charges (note 2) .....      (2,902,483)      (364,989)      (800,894)    (2,444,075)
                                                        -------------    -----------    -----------    -----------
        Net investment activity .....................      (2,902,483)      (117,344)     6,382,993     (1,073,230)
                                                        -------------    -----------    -----------    -----------
    Proceeds from mutual funds shares sold ..........     154,054,150     10,345,458     37,001,965     52,768,176
    Cost of mutual fund shares sold .................    (331,261,494)   (10,552,328)   (38,949,066)   (65,953,464)
                                                        -------------    -----------    -----------    -----------
        Realized gain (loss) on investments .........    (177,207,344)      (206,870)    (1,947,101)   (13,185,288)
    Change in unrealized gain (loss)
        on investments ..............................    (119,779,607)    (3,549,554)       (90,676)    (4,106,885)
                                                        -------------    -----------    -----------    -----------
        Net gain (loss) on investments ..............    (296,986,951)    (3,756,424)    (2,037,777)   (17,292,173)
                                                        -------------    -----------    -----------    -----------
    Reinvested capital gains ........................     198,293,271      3,537,781           --       13,023,030
                                                        -------------    -----------    -----------    -----------
          Net increase (decrease) in contract owners'
              equity resulting from operations ......   $(101,596,163)      (335,987)     4,345,216     (5,342,373)
                                                        =============    ===========    ===========    ===========

                                                          OppAggGro        OppBdFd       OppCapAp        OppGlSec
                                                        -------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
    Reinvested dividends ............................        543,342     19,079,611      1,879,992       4,873,000
    Mortality and expense risk charges (note 2) .....       (427,448)    (1,726,870)    (2,083,673)     (4,749,037)
                                                        -------------    -----------    -----------    -----------
        Net investment activity .....................        115,894     17,352,741       (203,681)        123,963
                                                        -------------    -----------    -----------    -----------
    Proceeds from mutual funds shares sold ..........     79,550,824     49,905,285     68,967,136     127,709,025
    Cost of mutual fund shares sold .................   (126,990,765)   (54,080,735)   (66,389,607)   (106,410,313)
                                                        -------------    -----------    -----------    -----------
        Realized gain (loss) on investments .........    (47,439,941)    (4,175,450)     2,577,529      21,298,712
    Change in unrealized gain (loss)
        on investments ..............................     18,511,478     (1,913,554)   (50,535,273)   (182,271,443)
                                                        -------------    -----------    -----------    -----------
        Net gain (loss) on investments ..............    (28,928,463)    (6,089,004)   (47,957,744)   (160,972,731)
                                                        -------------    -----------    -----------    -----------
    Reinvested capital gains ........................      8,477,879           --       28,211,592      90,344,262
                                                        -------------    -----------    -----------    -----------
          Net increase (decrease) in contract owners'
              equity resulting from operations ......    (20,334,690)    11,263,737    (19,949,833)    (70,504,506)
                                                        ============    ===========    ===========    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                         OppGroInc       OppMult         StOpp2         StDisc2
                                                        -----------     ----------     ----------      ---------
INVESTMENT ACTIVITY:
    Reinvested dividends ............................   $    87,243     10,049,083      1,922,607        788,350
    Mortality and expense risk charges (note 2) .....      (121,351)    (1,832,807)    (5,593,357)      (798,730)
                                                        -----------     ----------     ----------      ---------
        Net investment activity .....................       (34,108)     8,216,276     (3,670,750)       (10,380)
                                                        -----------     ----------     ----------      ---------
    Proceeds from mutual funds shares sold ..........     3,040,537     30,883,132     70,734,378     15,686,332
    Cost of mutual fund shares sold .................    (3,573,384)   (28,176,039)   (51,405,193)   (17,082,951)
                                                        -----------     ----------     ----------      ---------
        Realized gain (loss) on investments .........      (532,847)     2,707,093     19,329,185     (1,396,619)
    Change in unrealized gain (loss)
        on investments ..............................      (404,299)   (12,689,629)   (19,256,971)    (9,082,214)
                                                        -----------     ----------     ----------      ---------
        Net gain (loss) on investments ..............      (937,146)    (9,982,536)        72,214    (10,478,833)
                                                        -----------     ----------     ----------      ---------
    Reinvested capital gains ........................          --       13,422,366           --       20,374,721
                                                        -----------     ----------     ----------      ---------
          Net increase (decrease) in contract owners'
              equity resulting from operations ......   $  (971,254)    11,656,106     (3,598,536)     9,885,508
                                                        ===========    ===========    ===========    ===========

                                                         StIntStk2       DrySRGro       UIFEmMkt        UIFUSRE
                                                        ------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
    Reinvested dividends ............................           --           38,140           --             --
    Mortality and expense risk charges (note 2) .....       (250,656)    (2,070,700)       (66,929)      (791,131)
                                                        ------------    -----------    -----------    -----------
        Net investment activity .....................       (250,656)    (2,032,560)       (66,929)      (791,131)
                                                        ------------    -----------    -----------    -----------

    Proceeds from mutual funds shares sold ..........    141,847,434     44,963,948     10,015,659     29,663,582
    Cost of mutual fund shares sold .................   (148,360,040)   (40,560,669)   (10,861,679)   (29,313,963)
                                                        ------------    -----------    -----------    -----------
        Realized gain (loss) on investments .........     (6,512,606)     4,403,279       (846,020)       349,619
    Change in unrealized gain (loss)
        on investments ..............................        375,722    (52,175,991)     1,287,723      8,748,855
                                                        ------------    -----------    -----------    -----------
        Net gain (loss) on investments ..............     (6,136,884)   (47,772,712)       441,703      9,098,474
                                                        ------------    -----------    -----------    -----------
    Reinvested capital gains ........................      1,395,153           --             --             --
                                                        ------------    -----------    -----------    -----------
          Net increase (decrease) in contract owners'
              equity resulting from operations ......     (4,992,387)   (49,805,272)       374,774      8,307,343
                                                        ============    ===========    ===========    ===========

                                                         VEWrldBd        VEWrldEMkt      VEWrldHAs
                                                        ------------    ------------    -----------
INVESTMENT ACTIVITY:
    Reinvested dividends ............................   $  2,160,923            --          535,576
    Mortality and expense risk charges (note 2) .....       (328,342)       (383,889)      (329,654)
                                                        ------------    ------------    -----------
        Net investment activity .....................      1,832,581        (383,889)       205,922
                                                        ------------    ------------    -----------
    Proceeds from mutual funds shares sold ..........     30,585,512     118,944,202     76,591,433
    Cost of mutual fund shares sold .................    (30,651,909)   (125,142,388)   (76,634,252)
                                                        ------------    ------------    -----------
        Realized gain (loss) on investments .........        (66,397)     (6,198,186)       (42,819)
    Change in unrealized gain (loss)
        on investments ..............................     (5,878,506)      5,005,824     (2,725,094)
                                                        ------------    ------------    -----------
        Net gain (loss) on investments ..............     (5,944,903)     (1,192,362)    (2,767,913)
                                                        ------------    ------------    -----------
    Reinvested capital gains ........................           --              --             --
          Net increase (decrease) in contract owners'
              equity resulting from operations ......   $ (4,112,322)     (1,576,251)    (2,561,991)
                                                        ============    ============    ===========


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                              Total                             ACVPBal
                                              -----------------------------------    ----------------------------
                                                    2001               2000              2001            2000
                                              ----------------    ---------------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................   $    127,286,804         96,634,681       3,334,261       3,634,019
    Realized gain (loss) on investments ...       (558,490,701)     1,088,541,782      (3,719,758)        530,149
    Change in unrealized gain (loss)
        on investments ....................     (1,772,108,304)    (2,188,627,945)     (8,808,307)     (6,412,641)
    Reinvested capital gains ..............        896,680,343      1,243,524,384       5,248,329       3,115,066
                                              ----------------     --------------     -----------     -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................     (1,306,631,858)       240,072,902      (3,945,475)        866,593
                                              ----------------     --------------     -----------     -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        365,643,911        624,931,650       2,900,693       4,995,177
    Transfers between funds ...............               --                 --        (2,037,462)     (7,029,308)
    Redemptions ...........................     (1,491,838,267)    (2,120,517,505)    (13,539,096)    (16,074,240)
    Annuity benefits ......................         (1,962,111)        (2,158,127)        (27,688)        (18,786)
    Annual contract maintenance charges
        (note 2) ..........................         (4,138,329)        (4,511,343)        (35,539)        (37,813)
    Contingent deferred sales charges
        (note 2) ..........................        (13,943,981)       (26,028,788)       (143,217)       (185,048)
    Adjustments to maintain reserves ......         (2,180,945)          (577,435)        (12,063)         (1,611)
                                              ----------------     --------------     -----------     -----------
             Net equity transactions ......     (1,148,419,722)    (1,528,861,548)    (12,894,372)    (18,351,629)
                                              ----------------     --------------     -----------     -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (2,455,051,580)    (1,288,788,646)    (16,839,847)    (17,485,036)
                                              ----------------     --------------     -----------     -----------
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     19,090,847,997     23,415,344,916     169,055,106     206,570,508
                                              ----------------     --------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 16,635,796,417     22,126,556,270     152,215,259     189,085,472
                                              ================    ===============    ============    ============


CHANGES IN UNITS:
    Beginning units .......................        771,858,447        861,079,258       9,044,850      10,612,206
                                              ----------------     --------------     -----------     -----------
    Units purchased .......................        371,182,294         74,051,565         912,507         205,227
    Units redeemed ........................       (408,264,916)      (134,517,671)     (1,626,937)     (1,154,437)
                                              ----------------     --------------     -----------     -----------
    Ending units ..........................        734,775,825        800,613,152       8,330,420       9,662,996
                                              ================    ===============    ============    ============


                                                        ACVPCapAp                        ACVPIncGr
                                              ----------------------------    --------------------------
                                                  2001            2000           2001           2000
                                              ------------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
    Net investment income .................     (2,279,318)     (3,026,218)       142,761       (102,201)
    Realized gain (loss) on investments ...      6,022,890      37,375,078       (330,214)     3,317,536
    Change in unrealized gain (loss)
        on investments ....................   (189,569,252)     13,026,386     (3,392,479)    (7,036,685)
    Reinvested capital gains ..............    120,030,377      13,797,979           --             --
                                              ------------    ------------    -----------    -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (65,795,303)     61,173,225     (3,579,932)    (3,821,350)
                                              ------------    ------------    -----------    -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      5,952,218       8,785,215      2,201,685      4,338,712
    Transfers between funds ...............    (34,224,326)     81,367,721      5,605,873     14,115,541
    Redemptions ...........................    (27,464,857)    (42,546,931)    (7,130,444)    (6,929,663)
    Annuity benefits ......................        (33,389)        (37,449)        (2,531)          --
    Annual contract maintenance charges
        (note 2) ..........................       (108,515)       (122,570)       (17,204)       (14,992)
    Contingent deferred sales charges
        (note 2) ..........................       (211,369)       (521,572)       (60,861)       (78,860)
    Adjustments to maintain reserves ......        276,555          38,271         (1,369)           878
                                              ------------    ------------    -----------    -----------
             Net equity transactions ......    (55,813,683)     46,962,685        595,149     11,431,616
                                              ------------    ------------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (121,608,986)    108,135,910     (2,984,783)     7,610,266
                                              ------------    ------------    -----------    -----------
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    441,520,312     378,916,485     77,612,740     83,843,064
                                              ------------    ------------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    319,911,326     487,052,395     74,627,957     91,453,330
                                              ============    ============    ===========    ===========


CHANGES IN UNITS:
    Beginning units .......................     15,066,720      13,411,163      6,984,800      6,653,901
                                              ------------    ------------    -----------    -----------
    Units purchased .......................      1,336,318       3,123,580      2,470,049      1,596,458
    Units redeemed ........................     (3,709,852)     (1,263,614)    (2,426,322)      (672,050)
                                              ------------    ------------    -----------    -----------
    Ending units ..........................     12,693,186      15,271,129      7,028,527      7,578,309
                                              ============    ============    ===========    ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                         ACVPInt                        ACVPValue
                                              -----------------------------    ---------------------------
                                                   2001            2000            2001           2000
                                              -------------    ------------    ------------    -----------
INVESTMENT ACTIVITY:
    Net investment income .................   $  (1,705,081)     (2,785,525)        488,574        279,220
    Realized gain (loss) on investments ...     (74,040,284)     95,683,680       6,921,593    (10,551,607)
    Change in unrealized gain (loss)
        on investments ....................     (19,650,228)   (136,055,877)       (342,923)     5,531,003
    Reinvested capital gains ..............      27,025,160       8,963,259            --        1,729,062
                                              -------------    ------------    ------------    -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................     (68,370,433)    (34,194,463)      7,067,244     (3,012,322)
                                              -------------    ------------    ------------    -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       6,049,272      14,708,889       2,585,884      2,131,362
    Transfers between funds ...............     (18,839,756)     74,653,521      68,034,245      2,452,592
    Redemptions ...........................     (22,771,676)    (42,799,667)     (9,105,034)    (5,019,602)
    Annuity benefits ......................         (57,239)        (84,274)        (18,969)        (6,983)
    Annual contract maintenance charges
        (note 2) ..........................         (51,181)        (64,279)        (20,456)        (9,817)
    Contingent deferred sales charges
        (note 2) ..........................        (212,752)       (495,347)        (89,905)       (89,690)
    Adjustments to maintain reserves ......            (772)         (5,445)         10,118         (7,458)
                                              -------------    ------------    ------------    -----------
             Net equity transactions ......     (35,884,104)     45,913,398      61,395,883       (549,596)
                                              -------------    ------------    ------------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (104,254,537)     11,718,935      68,463,127     (3,561,918)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     351,676,258     444,496,938      97,953,748     58,294,950
                                              -------------    ------------    ------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 247,421,721     456,215,873     166,416,875     54,733,032
                                              =============    ============    ============    ===========
CHANGES IN UNITS:
    Beginning units .......................      16,440,930      17,059,507       6,581,120      4,565,160
                                              -------------    ------------    ------------    -----------
    Units purchased .......................       9,584,591       2,836,999      14,263,006         33,568
    Units redeemed ........................     (11,442,744)     (1,144,438)    (10,343,636)      (103,895)
                                              -------------    ------------    ------------    -----------
    Ending units ..........................      14,582,777      18,752,068      10,500,490      4,494,833
                                              =============    ============    ============    ===========

                                                       AVISGro                     AVISHiYld
                                              --------------------------    ------------------------
                                                 2001           2000           2001          2000
                                              -----------    -----------    ----------    ----------
INVESTMENT ACTIVITY:
    Net investment income .................       (22,319)      (286,815)      148,387         3,309
    Realized gain (loss) on investments ...     1,784,496      2,276,845       (79,218)      (71,080)
    Change in unrealized gain (loss)
        on investments ....................   (13,041,461)     3,753,663         6,068        56,360
    Reinvested capital gains ..............     7,912,626        279,311          --            --
                                              -----------    -----------    ----------    ----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (3,366,658)     6,023,004        75,237       (11,411)
                                              -----------    -----------    ----------    ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       401,987        271,244        17,334        21,343
    Transfers between funds ...............       (96,909)       222,668       (42,202)      (54,979)
    Redemptions ...........................    (3,244,094)    (3,118,817)     (299,227)     (128,024)
    Annuity benefits ......................        (7,614)          (430)       (3,099)       (3,247)
    Annual contract maintenance charges
        (note 2) ..........................        (5,049)        (5,842)         (536)         (558)
    Contingent deferred sales charges
        (note 2) ..........................        (4,017)        (3,450)         --            (566)
    Adjustments to maintain reserves ......       237,281          1,516           930          (113)
                                              -----------    -----------    ----------    ----------
             Net equity transactions ......    (2,718,415)    (2,633,111)     (326,800)     (166,144)
                                              -----------    -----------    ----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (6,085,073)     3,389,893      (251,563)     (177,555)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    37,436,411     41,586,375     1,712,146     2,140,325
                                              -----------    -----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    31,351,338     44,976,268     1,460,583     1,962,770
                                              ===========    ===========    ==========    ==========
CHANGES IN UNITS:
    Beginning units .......................       553,384        635,473        65,618        78,579
                                              -----------    -----------    ----------    ----------
    Units purchased .......................        12,901          5,075        24,156           707
    Units redeemed ........................       (58,399)       (42,197)      (36,381)       (6,766)
                                              -----------    -----------    ----------    ----------
    Ending units ..........................       507,886        598,351        53,393        72,520
                                              ===========    ===========    ==========    ==========




                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                       AVISGvt                      CSWPGPV
                                              -------------------------    --------------------------
                                                  2001          2000           2001           2000
                                              -----------    ----------    -----------    -----------
INVESTMENT ACTIVITY:
    Net investment income .................   $   151,916        (3,500)      (182,297)      (408,824)
    Realized gain (loss) on investments ...        13,666       (25,322)   (12,637,158)    15,088,503
    Change in unrealized gain (loss)
        on investments ....................      (100,698)      129,983      6,223,817    (13,858,668)
    Reinvested capital gains ..............          --            --             --             --
                                              -----------    ----------    -----------    -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................        64,884       101,161     (6,595,638)       821,011
                                              -----------    ----------    -----------    -----------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        22,954        35,788        646,499      1,305,079
    Transfers between funds ...............        92,090      (133,431)    (5,633,143)    (1,123,809)
    Redemptions ...........................      (120,714)     (336,210)    (1,725,641)    (9,260,010)
    Annuity benefits ......................        (2,609)       (2,433)          (613)          --
    Annual contract maintenance charges
        (note 2) ..........................        (1,235)       (1,276)        (6,489)        (9,387)
    Contingent deferred sales charges
        (note 2) ..........................           (46)         (266)       (17,203)      (117,677)
    Adjustments to maintain reserves ......        (1,807)           85        (22,343)           457
                                              -----------    ----------    -----------    -----------
             Net equity transactions ......       (11,367)     (437,743)    (6,758,933)    (9,205,347)
                                              -----------    ----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        53,517      (336,582)   (13,354,571)    (8,384,336)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     3,011,672     3,528,760     35,233,536     58,348,689
                                              -----------    ----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 3,065,189     3,192,178     21,878,965     49,964,353
                                              ===========    ==========    ===========    ===========
CHANGES IN UNITS:
    Beginning units .......................       130,827       169,205      2,286,967      3,030,098
                                              -----------    ----------    -----------    -----------
    Units purchased .......................         6,656         1,590        896,319         68,216
    Units redeemed ........................        (7,017)      (22,450)    (1,403,784)      (610,976)
                                              -----------    ----------    -----------    -----------
    Ending units ..........................       130,466       148,345      1,779,502      2,487,338
                                              ===========    ==========    ===========    ===========

                                                       CSWPIntEq                      CSWPSmCoGr
                                              ----------------------------    ----------------------------
                                                  2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................       (962,003)     (1,759,243)     (1,846,456)     (3,757,947)
    Realized gain (loss) on investments ...    (24,898,649)     30,684,601     (49,335,803)     90,390,791
    Change in unrealized gain (loss)
        on investments ....................       (197,681)    (53,156,148)      3,781,938     (90,157,263)
    Reinvested capital gains ..............           --              --              --              --
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (26,058,333)    (24,230,790)    (47,400,321)     (3,524,419)
                                              ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      2,473,254       4,769,884       5,882,514      12,558,431
    Transfers between funds ...............     (5,753,507)    (15,198,914)    (23,304,628)     79,173,785
    Redemptions ...........................     (9,872,844)    (15,798,479)    (20,706,624)    (44,882,510)
    Annuity benefits ......................        (15,975)        (28,163)        (10,360)        (13,988)
    Annual contract maintenance charges
        (note 2) ..........................        (25,355)        (37,254)        (63,494)        (89,978)
    Contingent deferred sales charges
        (note 2) ..........................       (105,863)       (232,945)       (232,834)       (571,204)
    Adjustments to maintain reserves ......         31,933          (6,388)       (367,769)           (760)
                                              ------------    ------------    ------------    ------------
             Net equity transactions ......    (13,268,357)    (26,532,259)    (38,803,195)     46,173,776
                                              ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (39,326,690)    (50,763,049)    (86,203,516)     42,649,357
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    165,002,809     285,966,630     341,857,684     480,178,953
                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    125,676,119     235,203,581     255,654,168     522,828,310
                                              ============    ============    ============    ============
CHANGES IN UNITS:
    Beginning units .......................     12,854,476      16,297,012      16,612,117      18,854,015
                                              ------------    ------------    ------------    ------------
    Units purchased .......................      5,200,454         233,533       4,747,167       2,216,699
    Units redeemed ........................     (6,327,369)     (1,751,163)     (6,873,188)       (890,499)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................     11,727,561      14,779,382      14,486,096      20,180,215
                                              ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                      DryEuroEq                       DryStkIx
                                               -----------------------    --------------------------------
                                                  2001          2000           2001              2000
                                               -----------    --------    --------------    --------------
INVESTMENT ACTIVITY:
     Net investment income .................   $   (13,683)     (1,058)       (2,647,588)       (4,133,947)
     Realized gain (loss) on investments ...      (170,670)     17,062        32,204,503        99,025,833
     Change in unrealized gain (loss)
         on investments ....................      (176,991)     (4,072)     (149,645,710)     (126,813,087)
     Reinvested capital gains ..............          --          --             268,394         2,210,838
                                               -----------    --------    --------------    --------------
         Net increase (decrease) in contract
              owners' equity resulting from
              operations ...................      (361,344)     11,932      (119,820,401)      (29,710,363)
                                               ------------    ------------    -----------    -----------
EQUITY TRANSACTIONS:
     Purchase payments received from
         contract owners ...................       122,943       9,584        33,042,987        65,282,725
     Transfers between funds ...............       472,229     813,355       (11,602,954)      (36,699,010)
     Redemptions ...........................       (84,033)        148      (104,544,244)     (158,559,763)
     Annuity benefits ......................          --          --            (288,322)         (307,760)
     Annual contract maintenance charges
         (note 2) ..........................          (398)         (4)         (334,029)         (365,116)
     Contingent deferred sales charges
         (note 2) ..........................          (573)       --          (1,200,919)       (2,385,263)
     Adjustments to maintain reserves ......           (44)       --             (12,149)         (235,081)
                                               -----------    --------    --------------    --------------
              NET EQUITY TRANSACTIONS ......       510,124     823,083       (84,939,630)     (133,269,268)
                                               -----------    --------    --------------    --------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ......       148,780     835,015      (204,760,031)     (162,979,631)
CONTRACT OWNERS' EQUITY BEGINNING
     OF PERIOD .............................     1,980,087        --       1,615,088,831     2,086,553,420
                                               -----------    --------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   $ 2,128,867     835,015     1,410,328,800     1,923,573,789
                                               ===========    ========    ==============    ==============
CHANGES IN UNITS:
     Beginning units .......................       213,611        --          55,652,644        64,392,991
                                               -----------    --------    --------------    --------------
     Units purchased .......................     2,467,075     171,187        10,808,315         1,447,564
     Units redeemed ........................    (2,390,202)    (85,601)      (13,946,161)       (5,777,188)
                                               -----------    --------    --------------    --------------
     Ending units ..........................       290,484      85,586        52,514,798        60,063,367
                                               ===========    ========    ==============    ==============

                                                          DryAp                        DryGrInc
                                               ----------------------------    --------------------------
                                                  2001            2000            2001           2000
                                               ------------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
     Net investment income .................       (837,936)     (1,170,696)      (396,014)      (372,827)
     Realized gain (loss) on investments ...       (203,135)     13,406,029        352,932      1,910,463
     Change in unrealized gain (loss)
         on investments ....................     (8,327,562)    (10,036,670)    (1,809,288)    (3,097,553)
     Reinvested capital gains ..............           --              --          931,043         22,955
                                               ------------    ------------    -----------    -----------
         Net increase (decrease) in contract
              owners' equity resulting from
              operations ...................     (9,368,633)      2,198,663       (921,327)    (1,536,962)
                                               ------------    ------------    -----------    -----------

EQUITY TRANSACTIONS:
     Purchase payments received from
         contract owners ...................      3,490,630       6,794,184      2,327,356      4,565,039
     Transfers between funds ...............     (8,475,231)    (23,735,245)     1,821,557     13,049,993
     Redemptions ...........................     (9,144,748)    (18,928,623)    (4,687,232)    (4,939,451)
     Annuity benefits ......................        (29,158)        (33,539)          (302)          (306)
     Annual contract maintenance charges
         (note 2) ..........................        (29,780)        (32,489)       (22,991)       (21,598)
     Contingent deferred sales charges
         (note 2) ..........................       (107,459)       (261,534)       (71,475)       (86,819)
     Adjustments to maintain reserves ......          2,822        (158,895)        (1,132)         1,866
                                               ------------    ------------    -----------    -----------
              Net equity transactions ......    (14,292,924)    (36,356,141)      (634,219)    12,568,724
                                               ------------    ------------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ......    (23,661,557)    (34,157,478)    (1,555,546)    11,031,762
CONTRACT OWNERS' EQUITY BEGINNING
     OF PERIOD .............................    141,303,087     201,392,760     86,405,082     87,553,377
                                               ------------    ------------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    117,641,530     167,235,282     84,849,536     98,585,139
                                               ============    ============    ===========    ===========
CHANGES IN UNITS:
     Beginning units .......................     10,006,977      13,989,497      6,251,142      6,013,078
                                               ------------    ------------    -----------    -----------
     Units purchased .......................      1,833,372         416,937      1,134,299      1,539,932
     Units redeemed ........................     (2,892,535)     (3,035,077)    (1,195,053)      (675,287)
                                               ------------    ------------    -----------    -----------
     Ending units ..........................      8,947,814      11,371,357      6,190,388      6,877,723
                                               ============    ============    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                           FidVIPEI                          FidVIPGr
                                              ---------------------------------    --------------------------------
                                                    2001              2000              2001              2000
                                              ---------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
    Net investment income .................   $    19,181,064        24,628,658       (15,574,687)      (21,727,193)
    Realized gain (loss) on investments ...        29,910,865        96,310,492        26,871,263       174,440,316
    Change in unrealized gain (loss)
        on investments ....................      (171,531,742)     (356,261,105)     (509,433,385)     (409,586,355)
    Reinvested capital gains ..............        89,248,151       146,286,807       192,127,379       424,521,957
                                              ---------------    --------------    --------------    --------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................       (33,191,662)      (89,035,148)     (306,009,430)      167,648,725
                                              ---------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        28,382,819        43,627,533        52,375,080        95,922,842
    Transfers between funds ...............        (7,850,591)     (225,413,438)     (114,420,880)      116,213,625
    Redemptions ...........................      (147,641,987)     (191,129,623)     (204,617,544)     (346,546,083)
    Annuity benefits ......................          (192,837)         (181,977)         (354,675)         (435,920)
    Annual contract maintenance charges
        (note 2) ..........................          (404,558)         (426,352)         (700,761)         (808,399)
    Contingent deferred sales charges
        (note 2) ..........................        (1,278,853)       (2,218,672)       (1,769,863)       (3,865,533)
    Adjustments to maintain reserves ......           (43,681)          130,785           277,688           115,472
                                              ---------------    --------------    --------------    --------------
             Net equity transactions ......      (129,029,688)     (375,611,744)     (269,210,955)     (139,403,996)
                                              ---------------    --------------    --------------    --------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (162,221,350)     (464,646,892)     (575,220,385)       28,244,729
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     1,973,780,145     2,432,567,707     3,020,236,057     3,853,864,375
                                              ---------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 1,811,558,795     1,967,920,815     2,445,015,672     3,882,109,104
                                              ===============    ==============    ==============    ==============
CHANGES IN UNITS:
    Beginning units .......................        59,929,592        78,576,059        60,371,162        67,613,846
                                              ---------------    --------------    --------------    --------------
    Units purchased .......................         4,853,712         1,322,248         7,219,833           836,322
    Units redeemed ........................        (9,016,591)      (13,946,685)      (13,579,067)       (3,038,859)
                                              ---------------    --------------    --------------    --------------
    Ending units ..........................        55,766,713        65,951,622        54,011,928        65,411,309
                                              ===============    ==============    ==============    ==============

                                                      FidVIPHI                         FidVIPOv
                                              ---------------------------     ----------------------------
                                                  2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................     46,250,907      35,241,704      18,987,040       5,322,597
    Realized gain (loss) on investments ...    (98,534,704)    (13,071,738)    (74,646,782)     51,941,850
    Change in unrealized gain (loss)
        on investments ....................     26,634,572     (53,024,531)    (32,179,111)   (154,063,243)
    Reinvested capital gains ..............           --              --        34,471,204      60,969,217
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (25,649,225)    (30,854,565)    (53,367,649)    (35,829,579)
                                              ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      5,807,755      10,392,183       7,223,788      13,631,818
    Transfers between funds ...............       (109,679)    (39,465,177)    (10,033,471)     (5,789,255)
    Redemptions ...........................    (31,471,137)    (49,764,657)    (37,065,201)    (53,303,442)
    Annuity benefits ......................        (38,267)        (35,912)        (54,910)        (78,695)
    Annual contract maintenance charges
        (note 2) ..........................        (68,809)        (85,352)       (108,876)       (137,222)
    Contingent deferred sales charges
        (note 2) ..........................       (296,017)       (607,904)       (226,248)       (474,579)
    Adjustments to maintain reserves ......           (379)         32,508          (2,654)          5,288
                                              ------------    ------------    ------------    ------------
             Net equity transactions ......    (26,176,533)    (79,534,311)    (40,267,572)    (46,146,087)
                                              ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (51,825,758)   (110,388,876)    (93,635,221)    (81,975,666)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    342,986,029     621,394,463     472,682,579     702,663,598
                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    291,160,271     511,005,587     379,047,358     620,687,932
                                              ============    ============    ============    ============
CHANGES IN UNITS:
    Beginning units .......................     22,851,138      31,737,436      22,555,451      26,744,723
                                              ------------    ------------    ------------    ------------
    Units purchased .......................     17,682,368         488,641      11,172,674         381,679
    Units redeemed ........................    (19,511,708)     (4,684,233)    (13,145,933)     (2,036,222)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................     21,021,798      27,541,844      20,582,192      25,090,180
                                              ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                         FidVIPAM                          FidVIPCon
                                              ------------------------------     --------------------------------
                                                  2001              2000              2001              2000
                                              -------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
    Net investment income .................   $  26,385,328        26,197,447         1,433,330        (4,761,621)
    Realized gain (loss) on investments ...       4,067,274        11,744,458        29,637,249        57,103,964
    Change in unrealized gain (loss)
        on investments ....................     (74,892,527)     (129,570,240)     (190,241,287)     (273,096,393)
    Reinvested capital gains ..............      11,726,011        77,152,846        30,611,614       190,676,735
                                              -------------    --------------    --------------    --------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................     (32,713,914)      (14,475,489)     (128,559,094)      (30,077,315)
                                              -------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      13,085,879        20,286,693        21,389,118        41,930,777
    Transfers between funds ...............     (16,112,358)      (45,846,614)      (46,551,279)        1,972,063
    Redemptions ...........................     (71,757,909)      (95,965,068)      (77,448,841)     (123,325,108)
    Annuity benefits ......................         (73,630)         (103,851)          (81,515)          (79,218)
    Annual contract maintenance charges
        (note 2) ..........................        (212,341)         (252,278)         (234,400)         (260,053)
    Contingent deferred sales charges
        (note 2) ..........................        (460,722)         (847,147)         (943,219)       (1,870,917)
    Adjustments to maintain reserves ......         (11,471)          (28,002)          (35,365)          (29,077)
                                              -------------    --------------    --------------    --------------
             Net equity transactions ......     (75,542,552)     (122,756,267)     (103,905,501)      (81,661,533)
                                              -------------    --------------    --------------    --------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (108,256,466)     (137,231,756)     (232,464,595)     (111,738,848)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     794,857,947     1,063,152,296     1,225,646,637     1,527,826,708
                                              -------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 686,601,481       925,920,540       993,182,042     1,416,087,860
                                              =============    ==============    ==============    ==============
CHANGES IN UNITS:
    Beginning units .......................      33,039,585        41,605,682        52,155,447        59,904,172
                                              -------------    --------------    --------------    --------------
    Units purchased .......................         806,868           675,319         4,203,751           856,207
    Units redeemed ........................      (4,134,516)       (5,396,054)       (9,122,729)       (4,117,539)
                                              -------------    --------------    --------------    --------------
    Ending units ..........................      29,711,937        36,884,947        47,236,469        56,642,840
                                              =============    ==============    ==============    ==============

                                                       FidVIPGrOp                     JanCapAp
                                              ----------------------------    --------------------------
                                                  2001            2000           2001           2000
                                              ------------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
    Net investment income .................       (287,116)      1,065,916        (33,824)       (25,398)
    Realized gain (loss) on investments ...    (10,226,806)      2,181,625    (11,413,377)      (182,170)
    Change in unrealized gain (loss)
        on investments ....................        573,051     (21,992,762)        42,480       (270,703)
    Reinvested capital gains ..............           --        10,773,968           --             --
                                              ------------    ------------    -----------    -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................     (9,940,871)     (7,971,253)   (11,404,721)      (478,271)
                                              ------------    ------------    -----------    -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      2,960,812       7,237,891      3,511,207        701,023
    Transfers between funds ...............     (5,812,750)    (16,178,095)    13,769,198     35,065,848
    Redemptions ...........................    (11,226,562)    (15,679,005)    (4,428,508)      (913,389)
    Annuity benefits ......................         (4,987)         (1,623)          --             --
    Annual contract maintenance charges
        (note 2) ..........................        (25,934)        (31,082)       (12,440)          (609)
    Contingent deferred sales charges
        (note 2) ..........................       (166,765)       (239,021)       (43,226)       (11,683)
    Adjustments to maintain reserves ......         36,992         (14,018)        13,029        (70,228)
                                              ------------    ------------    -----------    -----------
             Net equity transactions ......    (14,239,194)    (24,904,953)    12,809,260     34,770,962
                                              ------------    ------------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (24,180,065)    (32,876,206)     1,404,539     34,292,691
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    110,664,685     183,537,138     67,188,846           --
                                              ------------    ------------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     86,484,620     150,660,932     68,593,385     34,292,691
                                              ============    ============    ===========    ===========
CHANGES IN UNITS:
    Beginning units .......................      9,785,417      13,267,254      8,545,715           --
                                              ------------    ------------    -----------    -----------
    Units purchased .......................      1,760,140         429,183      9,749,805      7,282,250
    Units redeemed ........................     (3,112,803)     (2,318,202)    (8,130,640)    (3,595,219)
                                              ------------    ------------    -----------    -----------
    Ending units ..........................      8,432,754      11,378,235     10,164,880      3,687,031
                                              ============    ============    ===========    ===========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                       JanGlTech                     JanIntGro
                                              ---------------------------    --------------------------
                                                  2001           2000           2001           2000
                                              ------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
    Net investment income .................   $    (62,082)       (33,038)       (78,186)       (27,690)
    Realized gain (loss) on investments ...    (22,525,177)      (226,110)    (9,102,490)       411,722
    Change in unrealized gain (loss)
        on investments ....................      8,604,326        667,210      1,651,317        (77,717)
    Reinvested capital gains ..............           --             --             --             --
                                              ------------    -----------    -----------    -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (13,982,933)       408,062     (7,529,359)       306,315
                                              ------------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      2,257,005        594,370      2,289,973        412,525
    Transfers between funds ...............      3,173,536     29,821,594      9,649,892     21,332,787
    Redemptions ...........................     (2,344,115)    (1,445,050)    (2,856,868)    (1,530,787)
    Annuity benefits ......................           --             --           (3,677)          --
    Annual contract maintenance charges
        (note 2) ..........................         (8,002)          (566)        (7,655)          (543)
    Contingent deferred sales charges
        (note 2) ..........................        (25,333)       (19,484)       (28,482)       (17,846)
    Adjustments to maintain reserves ......         14,896        (95,097)        27,523        (31,157)
                                              ------------    -----------    -----------    -----------
             Net equity transactions ......      3,067,987     28,855,767      9,070,706     20,164,979
                                              ------------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (10,914,946)    29,263,829      1,541,347     20,471,294
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     44,781,489           --       43,940,892           --
                                              ------------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 33,866,543     29,263,829     45,482,239     20,471,294
                                              ============    ===========    ===========    ===========
CHANGES IN UNITS:
    Beginning units .......................      6,665,928           --        5,575,706           --
                                              ------------    -----------    -----------    -----------
    Units purchased .......................      8,356,734      5,674,329     17,657,828      4,072,268

    Units redeemed ........................     (8,168,937)    (2,771,332)   (16,357,371)    (1,966,903)
                                              ------------    -----------    -----------    -----------
    Ending units ..........................      6,853,725      2,902,997      6,876,163      2,105,365
                                              ============    ===========    ===========    ===========

                                                      NSATCapAp                     NSATMidCap
                                              ----------------------------    -------------------------
                                                  2001            2000           2001          2000
                                              ------------    ------------    -----------    ----------
INVESTMENT ACTIVITY:
    Net investment income .................     (1,416,395)     (2,239,859)      (168,918)         (515)
    Realized gain (loss) on investments ...    (60,133,396)     15,972,953     (1,821,912)         (849)
    Change in unrealized gain (loss)
        on investments ....................      4,900,552     (21,515,964)       877,344       (27,325)
    Reinvested capital gains ..............           --              --             --            --
                                              ------------    ------------    -----------    ----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (56,649,239)     (7,782,870)    (1,113,486)      (28,689)
                                              ------------    ------------    -----------    ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      6,622,896      14,948,745      1,579,684        51,259
    Transfers between funds ...............    (11,794,060)   (108,048,613)    22,565,646     2,044,471
    Redemptions ...........................    (15,090,415)    (40,464,449)    (3,198,747)      (19,353)
    Annuity benefits ......................        (47,852)        (69,752)          --            --
    Annual contract maintenance charges
        (note 2) ..........................        (82,048)       (124,821)        (6,889)          (49)
    Contingent deferred sales charges
        (note 2) ..........................       (192,856)       (607,993)       (28,775)         (133)
    Adjustments to maintain reserves ......           (369)        (87,704)          (366)         (925)
                                              ------------    ------------    -----------    ----------
             Net equity transactions ......    (20,584,704)   (134,454,587)    20,910,553     2,075,270
                                              ------------    ------------    -----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (77,233,943)   (142,237,457)    19,797,067     2,046,581
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    262,292,577     561,997,538     34,238,564          --
                                              ------------    ------------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    185,058,634     419,760,081     54,035,631     2,046,581
                                              ============    ============    ===========    ==========
CHANGES IN UNITS:
    Beginning units .......................     12,153,485      18,882,446      3,284,842          --
                                              ------------    ------------    -----------    ----------
    Units purchased .......................      3,675,251         481,072      7,702,045       413,352

    Units redeemed ........................     (4,884,151)     (5,260,433)    (5,801,632)     (205,726)
                                              ------------    ------------    -----------    ----------
    Ending units ..........................     10,944,585      14,103,085      5,185,255       207,626
                                              ============    ============    ===========    ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                     NSATEmMkt           NSATGlobT
                                              -------------------   ------------------
                                                  2001       2000     2001        2000
                                              -----------    ----   ----------    ----
INVESTMENT ACTIVITY:
    Net investment income .................   $    (5,211)   --        (20,966)   --
    Realized gain (loss) on investments ...      (418,565)   --       (825,042)   --
    Change in unrealized gain (loss)
        on investments ....................        15,573    --        344,490    --
    Reinvested capital gains ..............          --      --           --      --
                                              -----------    ----   ----------    ----
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................      (408,203)   --       (501,518)   --
                                              -----------    ----   ----------    ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        87,946    --        157,464    --
    Transfers between funds ...............     3,847,204    --      3,347,049    --
    Redemptions ...........................      (273,373)   --       (333,265)   --
    Annuity benefits ......................          --      --           --      --
    Annual contract maintenance charges
        (note 2) ..........................          (532)   --           (521)   --
    Contingent deferred sales charges
        (note 2) ..........................        (1,984)   --           (717)   --
    Adjustments to maintain reserves ......            17    --         (1,201)   --
                                              -----------    ----   ----------    ----
             Net equity transactions ......     3,659,278    --      3,168,809    --
                                              -----------    ----   ----------    ----
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     3,251,075    --      2,667,291    --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................        64,722    --      1,750,693    --
                                              -----------    ----   ----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 3,315,797    --      4,417,984    --
                                              ===========    ====   ==========    ====

CHANGES IN UNITS:
    Beginning units .......................         7,452    --        291,857    --
                                              -----------    ----   ----------    ----
    Units purchased .......................     1,829,464    --      7,660,222    --
    Units redeemed ........................    (1,460,085)   --     (6,905,962)   --
                                              -----------    ----   ----------    ----
    Ending units ..........................       376,831    --      1,046,117    --
                                              ===========    ====   ==========    ====

                                                    NSATIntGr             NSATGvtBd
                                              ------------------   ----------------------------
                                                 2001       2000      2001            2000
                                              ----------    ----   ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................       (1,342)   --        6,680,609       7,139,638
    Realized gain (loss) on investments ...        9,257    --       (3,450,881)     (7,397,954)
    Change in unrealized gain (loss)
        on investments ....................            7    --        2,151,042      10,406,099
    Reinvested capital gains ..............         --      --             --              --
                                              ----------    ----   ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................        7,922    --        5,380,770      10,147,783
                                              ----------    ----   ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        8,520    --        7,668,508       7,099,655
    Transfers between funds ...............      424,966    --       27,467,684     (40,349,562)
    Redemptions ...........................      (26,773)   --      (40,651,339)    (34,434,134)
    Annuity benefits ......................         --      --          (42,784)        (32,893)
    Annual contract maintenance charges
        (note 2) ..........................          (49)   --          (72,177)        (67,300)
    Contingent deferred sales charges
        (note 2) ..........................         (891)   --         (287,449)       (350,803)
    Adjustments to maintain reserves ......           64    --           21,935         138,368
                                              ----------    ----   ------------    ------------
             Net equity transactions ......      405,837    --       (5,895,622)    (67,996,669)
                                              ----------    ----   ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      413,759    --         (514,852)    (57,848,886)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................       37,598    --      345,881,047     359,219,855
                                              ----------    ----   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      451,357    --      345,366,195     301,370,969
                                              ==========    ====   ============    ============

CHANGES IN UNITS:
    Beginning units .......................        4,076    --       15,898,580      17,934,616
                                              ----------    ----   ------------    ------------
    Units purchased .......................    1,282,590    --       10,097,263         317,857
    Units redeemed ........................   (1,225,392)   --      (10,047,285)     (3,665,983)
                                              ----------    ----   ------------    ------------
    Ending units ..........................       61,274    --       15,948,558      14,586,490
                                              ==========    ====   ============    ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                      NSATMSecBd                    NSATMyMkt
                                              --------------------------    ------------------------------
                                                  2001           2000          2001              2000
                                              ------------    ----------    ------------    --------------
INVESTMENT ACTIVITY:
    Net investment income .................   $    273,140        20,154      15,296,085        22,777,613
    Realized gain (loss) on investments ...         96,983        21,192            --                --
    Change in unrealized gain (loss)
        on investments ....................       (467,524)       (1,335)           --                --
    Reinvested capital gains ..............           --            --              --                --
                                              ------------    ----------    ------------    --------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................        (97,401)       40,011      15,296,085        22,777,613
                                              ------------    ----------    ------------    --------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        302,592          (135)     32,577,498        66,663,844
    Transfers between funds ...............      5,331,847     1,485,185     106,189,376      (220,467,601)
    Redemptions ...........................       (674,312)       (4,302)   (172,970,228)     (233,373,978)
    Annuity benefits ......................           --            --           (27,496)          (14,948)
    Annual contract maintenance charges
        (note 2) ..........................         (1,234)           (9)       (171,777)         (183,204)
    Contingent deferred sales charges
        (note 2) ..........................         (3,700)          (21)     (1,576,365)       (2,973,494)
    Adjustments to maintain reserves ......            (10)           15         145,574           (46,440)
                                              ------------    ----------    ------------    --------------
             Net equity transactions ......      4,955,183     1,480,733     (35,833,418)     (390,395,821)
                                              ------------    ----------    ------------    --------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      4,857,782     1,520,744     (20,537,333)     (367,618,208)

CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................      7,839,752          --       913,908,289     1,299,061,462
                                              ------------    ----------    ------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 12,697,534     1,520,744     893,370,956       931,443,254
                                              ============    ==========    ============    ==============
CHANGES IN UNITS:
    Beginning units .......................        753,923          --        50,718,824        76,321,483
                                              ------------    ----------    ------------    --------------
    Units purchased .......................      1,639,470       299,053      45,280,060         3,460,357
    Units redeemed ........................     (1,173,219)     (149,310)    (46,040,050)      (27,018,165)
                                              ------------    ----------    ------------    --------------
    Ending units ..........................      1,220,174       149,743      49,958,834        52,763,675
                                              ============    ==========    ============    ==============

                                                      NSATSmCapG                  NSATSmCapV
                                              -------------------------    ---------------------------
                                                 2001           2000           2001           2000
                                              -----------    ----------    ------------    -----------
INVESTMENT ACTIVITY:
    Net investment income .................       (73,948)       (2,636)     (1,077,018)      (403,250)
    Realized gain (loss) on investments ...    (1,123,239)      (64,516)      7,443,288       (337,359)
    Change in unrealized gain (loss)
        on investments ....................       803,229       128,032      24,156,845      5,085,191
    Reinvested capital gains ..............          --            --              --             --
                                              -----------    ----------    ------------    -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................      (393,958)       60,880      30,523,115      4,344,582
                                              -----------    ----------    ------------    -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       439,742        79,867       2,989,358      2,239,325
    Transfers between funds ...............     9,963,962     2,596,365      80,030,339     13,639,976
    Redemptions ...........................      (674,895)      (33,192)    (14,372,689)    (4,516,502)
    Annuity benefits ......................          --            --            (1,345)        (1,932)
    Annual contract maintenance charges
        (note 2) ..........................        (2,104)          (35)        (27,176)        (8,000)
    Contingent deferred sales charges
        (note 2) ..........................        (6,363)         (371)       (118,351)       (56,263)
    Adjustments to maintain reserves ......         3,748       (16,451)          5,121        (43,921)
                                              -----------    ----------    ------------    -----------
             Net equity transactions ......     9,724,090     2,626,183      68,505,257     11,252,683
                                              -----------    ----------    ------------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     9,330,132     2,687,063      99,028,372     15,597,265

CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     8,973,887          --        96,748,069     51,722,822
                                              -----------    ----------    ------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    18,304,019     2,687,063     195,776,441     67,320,087
                                              ===========    ==========    ============    ===========
CHANGES IN UNITS:
    Beginning units .......................     1,115,197          --         8,200,471      4,810,079
                                              -----------    ----------    ------------    -----------
    Units purchased .......................     3,407,608       525,489      27,263,284      1,541,637
    Units redeemed ........................    (2,110,817)     (261,125)    (22,715,859)      (674,846)
                                              -----------    ----------    ------------    -----------
    Ending units ..........................     2,411,988       264,364      12,747,896      5,676,870
                                              ===========    ==========    ============    ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                         NSATSmCo                      NSATStMCap
                                              -----------------------------    -------------------------
                                                  2001             2000           2001           2000
                                              -------------    ------------    -----------    ----------
INVESTMENT ACTIVITY:
    Net investment income .................   $  (1,834,028)     (2,464,038)      (162,597)      (12,157)
    Realized gain (loss) on investments ...      (3,129,960)     54,701,182    (13,530,767)        7,646
    Change in unrealized gain (loss)
        on investments ....................      (3,815,725)    (31,527,774)     9,461,857       500,406
    Reinvested capital gains ..............            --              --             --            --
                                              -------------    ------------    -----------    ----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................      (8,779,713)     20,709,370     (4,231,507)      495,895
                                              -------------    ------------    -----------    ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       6,178,221      10,785,675        658,469        38,948
    Transfers between funds ...............      (5,618,006)     54,019,373     (9,355,693)    8,735,781
    Redemptions ...........................     (22,058,697)    (31,995,104)    (2,380,346)     (776,393)
    Annuity benefits ......................         (36,622)        (43,175)          --            --
    Annual contract maintenance charges
        (note 2) ..........................         (70,089)        (66,971)        (3,342)         (213)
    Contingent deferred sales charges
        (note 2) ..........................        (252,329)       (436,880)       (13,660)      (12,474)
    Adjustments to maintain reserves ......         (67,426)         20,884           (397)       (2,473)
                                              -------------    ------------    -----------    ----------
             Net equity transactions ......     (21,924,948)     32,283,802    (11,094,969)    7,983,176
                                              -------------    ------------    -----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (30,704,661)     52,993,172    (15,326,476)    8,479,071
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     348,444,350     322,560,567     43,423,724          --
                                              -------------    ------------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 317,739,689     375,553,739     28,097,248     8,479,071
                                              =============    ============    ===========    ==========
CHANGES IN UNITS:
    Beginning units .......................      14,297,584      14,227,024      5,375,673          --
                                              -------------    ------------    -----------    ----------
    Units purchased .......................       5,381,758       2,105,981      7,985,119     1,611,549
    Units redeemed ........................      (6,374,374)       (844,516)    (9,300,113)     (771,637)
                                              -------------    ------------    -----------    ----------
    Ending units ..........................      13,304,968      15,488,489      4,060,679       839,912
                                              =============    ============    ===========    ==========

                                                        NSATTotRe                     NSATGroF
                                              ------------------------------    ------------------
                                                  2001             2000           2001        2000
                                              ------------    --------------    ----------    ----
INVESTMENT ACTIVITY:
    Net investment income .................     (2,445,093)       (4,282,427)      (25,721)   --
    Realized gain (loss) on investments ...    (16,391,289)       74,347,594    (2,045,613)   --
    Change in unrealized gain (loss)
        on investments ....................    (54,359,342)      (48,067,431)      176,505    --
    Reinvested capital gains ..............           --                --            --      --
                                              ------------    --------------    ----------    ----
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (73,195,724)       21,997,736    (1,894,829)   --
                                              ------------    --------------    ----------    ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................     15,084,337        26,247,553        60,573    --
    Transfers between funds ...............    (19,407,718)      (99,368,001)    5,512,712    --
    Redemptions ...........................    (62,538,482)      (88,527,708)     (353,495)   --
    Annuity benefits ......................       (113,492)         (145,940)         --      --
    Annual contract maintenance charges
        (note 2) ..........................       (242,577)         (277,054)         (793)   --
    Contingent deferred sales charges
        (note 2) ..........................       (652,581)       (1,240,758)         (680)   --
    Adjustments to maintain reserves ......        (76,848)         (134,600)         (397)   --
                                              ------------    --------------    ----------    ----
             Net equity transactions ......    (67,947,361)     (163,446,508)    5,217,920    --
                                              ------------    --------------    ----------    ----
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (141,143,085)     (141,448,772)    3,323,091    --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    871,317,930     1,163,975,494     2,058,441    --
                                              ------------    --------------    ----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....    730,174,845     1,022,526,722     5,381,532    --
                                              ============    ==============    ==========    ====
CHANGES IN UNITS:
    Beginning units .......................     21,330,801        27,501,528       325,514    --
                                              ------------    --------------    ----------    ----
    Units purchased .......................      1,068,772           552,886     4,612,651    --
    Units redeemed ........................     (2,838,896)       (4,510,774)   (3,762,257)   --
                                              ------------    --------------    ----------    ----
    Ending units ..........................     19,560,677        23,543,640     1,175,908    --
                                              ============    ==============    ==========    ====



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)



                                                       NBAMTGro                      NBAMTGuard
                                              -----------------------------    --------------------------
                                                  2001            2000            2001           2000
                                              -------------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
    Net investment income .................   $  (2,902,483)     (4,838,687)      (117,344)       (43,537)
    Realized gain (loss) on investments ...    (177,207,344)     81,891,592       (206,870)     2,081,527
    Change in unrealized gain (loss)
        on investments ....................    (119,779,607)    (60,704,310)    (3,549,554)    (1,463,639)
    Reinvested capital gains ..............     198,293,271      58,133,678      3,537,781           --
                                              -------------    ------------    -----------    -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (101,596,163)     74,482,273       (335,987)       574,351
                                              -------------    ------------    -----------    -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       8,498,877      14,454,702      1,127,751      1,525,895
    Transfers between funds ...............     (31,515,122)    196,001,381     21,679,891     (8,258,594)
    Redemptions ...........................     (33,764,590)    (65,078,584)    (4,589,744)    (3,312,267)
    Annuity benefits ......................         (43,340)        (70,782)          --             --
    Annual contract maintenance charges
        (note 2) ..........................        (120,947)       (150,658)       (10,572)        (7,562)
    Contingent deferred sales charges
        (note 2) ..........................        (259,221)       (523,860)       (43,682)       (49,972)
    Adjustments to maintain reserves ......      (2,745,076)         58,922           (357)           955
                                              -------------    ------------    -----------    -----------
             Net equity transactions ......     (59,949,419)    144,691,121     18,163,287    (10,101,545)
                                              -------------    ------------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (161,545,582)    219,173,394     17,827,300     (9,527,194)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     563,699,785     590,827,594     37,395,138     47,738,194
                                              -------------    ------------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 402,154,203     810,000,988     55,222,438     38,211,000
                                              =============    ============    ===========    ===========
CHANGES IN UNITS:
    Beginning units .......................      13,936,461      12,251,817      3,562,208      4,537,424
                                              -------------    ------------    -----------    -----------
    Units purchased .......................       5,388,792       5,884,754      3,599,317        133,544
    Units redeemed ........................      (7,133,404)     (2,548,366)    (1,947,947)    (1,146,210)
                                              -------------    ------------    -----------    -----------
    Ending units ..........................      12,191,849      15,588,205      5,213,578      3,524,758
                                              =============    ============    ===========    ===========

                                                      NBAMTLMat                       NBAMTPart
                                              ----------------------------    ----------------------------
                                                 2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................      6,382,993       7,757,172      (1,073,230)        539,462
    Realized gain (loss) on investments ...     (1,947,101)     (2,334,660)    (13,185,288)    (26,157,199)
    Change in unrealized gain (loss)
        on investments ....................        (90,676)     (3,973,380)     (4,106,885)    (59,574,701)
    Reinvested capital gains ..............           --              --        13,023,030      77,462,093
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................      4,345,216       1,449,132      (5,342,373)     (7,730,345)
                                              ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      1,783,667       2,148,175       6,877,735      11,335,160
    Transfers between funds ...............      7,561,433     (11,480,923)     (6,886,604)    (67,432,557)
    Redemptions ...........................    (11,154,002)    (15,441,391)    (26,567,740)    (34,071,515)
    Annuity benefits ......................        (31,557)        (30,403)        (33,621)        (18,353)
    Annual contract maintenance charges
        (note 2) ..........................        (22,518)        (22,223)        (77,215)        (87,602)
    Contingent deferred sales charges
        (note 2) ..........................        (67,581)       (113,524)       (350,656)       (542,388)
    Adjustments to maintain reserves ......         94,518           2,101           6,382          15,547
                                              ------------    ------------    ------------    ------------
             Net equity transactions ......     (1,836,040)    (24,938,188)    (27,031,719)    (90,801,708)
                                              ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,509,176     (23,489,056)    (32,374,092)    (98,532,053)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    119,116,070     140,433,092     376,509,048     520,826,478
                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    121,625,246     116,944,036     344,134,956     422,294,425
                                              ============    ============    ============    ============
CHANGES IN UNITS:
    Beginning units .......................      7,529,063       9,336,869      15,596,919      21,442,633
                                              ------------    ------------    ------------    ------------
    Units purchased .......................      3,391,923         133,887       2,200,568         429,264
    Units redeemed ........................     (3,385,052)     (1,811,842)     (3,355,798)     (4,273,235)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................      7,535,934       7,658,914      14,441,689      17,598,662
                                              ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                       OppAggGro                        OppBdFd
                                              ---------------------------    ----------------------------
                                                  2001           2000            2001            2000
                                              ------------    -----------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................   $    115,894        (20,218)     17,352,741      19,504,030
    Realized gain (loss) on investments ...    (47,439,941)       418,027      (4,175,450)     (1,957,987)
    Change in unrealized gain (loss)
        on investments ....................     18,511,478      1,359,532      (1,913,554)    (14,438,210)
    Reinvested capital gains ..............      8,477,879           --              --              --
                                              ------------    -----------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (20,334,690)     1,757,341      11,263,737       3,107,833
                                              ------------    -----------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      3,295,631        530,944       4,642,898       6,332,579
    Transfers between funds ...............    (18,529,180)    23,896,978      17,132,151     (21,302,925)
    Redemptions ...........................     (5,859,398)      (463,624)    (23,187,707)    (23,413,543)
    Annuity benefits ......................           --             --           (48,298)        (31,554)
    Annual contract maintenance charges
        (note 2) ..........................        (14,522)          (389)        (42,873)        (41,843)
    Contingent deferred sales charges
        (note 2) ..........................        (48,218)        (7,235)       (230,728)       (294,039)
    Adjustments to maintain reserves ......         69,533       (388,063)        (27,447)          2,990
                                              ------------    -----------    ------------    ------------
             Net equity transactions ......    (21,086,154)    23,568,611      (1,762,004)    (38,748,335)
                                              ------------    -----------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (41,420,844)    25,325,952       9,501,733     (35,640,502)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     90,675,620           --       245,982,059     288,448,288
                                              ------------    -----------    ------------    ------------
Contract owners' equity end of period .....   $ 49,254,776     25,325,952     255,483,792     252,807,786
                                              ============    ===========    ============    ============
CHANGES IN UNITS:
    Beginning units .......................     11,693,758           --        15,613,184      19,088,514
                                              ------------    -----------    ------------    ------------
    Units purchased .......................     13,669,268      4,706,891       4,814,913         357,857
    Units redeemed ........................    (16,603,078)    (2,331,322)     (4,953,323)     (2,884,807)
                                              ------------    -----------    ------------    ------------
    Ending units ..........................      8,759,948      2,375,569      15,474,774      16,561,564
                                              ============    ===========    ============    ============

                                                       OppCapAp                         OppGlSec
                                              ---------------------------    ----------------------------
                                                 2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................       (203,681)     (1,665,988)        123,963      (3,794,387)
    Realized gain (loss) on investments ...      2,577,529      10,409,918      21,298,712      51,944,181
    Change in unrealized gain (loss)
        on investments ....................    (50,535,273)     (3,978,880)   (182,271,443)    (96,293,920)
    Reinvested capital gains ..............     28,211,592      18,886,990      90,344,262     129,198,733
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (19,949,833)     23,652,040     (70,504,506)     81,054,607
                                              ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      8,892,014      16,503,307      12,698,537      20,481,302
    Transfers between funds ...............     (3,039,230)    134,864,637     (13,978,386)     66,736,600
    Redemptions ...........................    (20,484,734)    (35,637,301)    (57,673,077)    (75,609,968)
    Annuity benefits ......................        (13,677)         (7,764)        (64,562)        (65,501)
    Annual contract maintenance charges
        (note 2) ..........................        (75,216)        (54,823)       (133,857)       (139,298)
    Contingent deferred sales charges
        (note 2) ..........................       (216,865)       (531,286)       (539,643)       (867,011)
    Adjustments to maintain reserves ......         13,223          37,967         (14,981)         (8,685)
                                              ------------    ------------    ------------    ------------
             Net equity transactions ......    (14,924,485)    115,174,737     (59,705,969)     10,527,439
                                              ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (34,874,318)    138,826,777    (130,210,475)     91,582,046
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    329,217,939     208,753,472     789,487,530     813,704,548
                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    294,343,621     347,580,249     659,277,055     905,286,594
                                              ============    ============    ============    ============
CHANGES IN UNITS:
    Beginning units .......................     18,754,596      11,706,336      28,160,751      30,115,619
                                              ------------    ------------    ------------    ------------
    Units purchased .......................      6,441,691      11,265,711       5,177,742         527,929
    Units redeemed ........................     (7,450,538)     (5,039,606)     (7,512,192)       (184,146)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................     17,745,749      17,932,441      25,826,301      30,459,402
                                              ============    ============    ============    ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS'  EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                      OppGroInc                        OppMult
                                              --------------------------    ----------------------------
                                                  2001          2000            2001            2000
                                              ------------    ----------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................   $    (34,108)       (4,419)      8,216,276      11,339,799
    Realized gain (loss) on investments ...       (532,847)      (42,813)      2,707,093       6,949,770
    Change in unrealized gain (loss)
        on investments ....................       (404,299)      (13,106)    (12,689,629)    (20,874,814)
    Reinvested capital gains ..............           --            --        13,422,366      19,342,890
                                              ------------    ----------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................       (971,254)      (60,338)     11,656,106      16,757,645
                                              ------------    ----------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      1,492,492        57,280       3,941,840       6,297,934
    Transfers between funds ...............      9,218,319     4,088,926      14,879,058      (6,266,142)
    Redemptions ...........................     (1,840,419)     (258,678)    (23,206,471)    (23,823,856)
    Annuity benefits ......................           --            --           (38,569)        (38,251)
    Annual contract maintenance charges
        (note 2) ..........................         (2,593)          (89)        (60,483)        (60,615)
    Contingent deferred sales charges
        (note 2) ..........................        (21,254)       (2,175)       (201,635)       (274,028)
    Adjustments to maintain reserves ......          1,771       (15,994)           (929)          6,595
                                              ------------    ----------    ------------    ------------
             Net equity transactions ......      8,848,316     3,869,270      (4,687,189)    (24,158,363)
                                              ------------    ----------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      7,877,062     3,808,932       6,968,917      (7,400,718)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     13,164,811          --       268,446,490     299,629,072
                                              ------------    ----------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 21,041,873     3,808,932     275,415,407     292,228,354
                                              ============    ==========    ============    ============
CHANGES IN UNITS:
    Beginning units .......................      1,467,079          --        12,317,917      14,388,482
                                              ------------    ----------    ------------    ------------
    Units purchased .......................      1,829,327       745,201       2,041,967         233,025
    Units redeemed ........................       (786,101)     (361,329)     (2,264,756)     (1,346,361)
                                              ------------    ----------    ------------    ------------
    Ending units ..........................      2,510,305       383,872      12,095,128      13,275,146
                                              ============    ==========    ============    ============

                                                         StOpp2                         StDisc2
                                              ----------------------------    ----------------------------
                                                  2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................     (3,670,750)     (6,202,853)        (10,380)       (923,509)
    Realized gain (loss) on investments ...     19,329,185      31,294,458      (1,396,619)         98,062
    Change in unrealized gain (loss)
        on investments ....................    (19,256,971)      5,529,403      (9,082,214)     15,877,707
    Reinvested capital gains ..............           --              --        20,374,721            --
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................     (3,598,536)     30,621,008       9,885,508      15,052,260
                                              ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................     13,277,231      19,193,400       1,755,562       2,234,061
    Transfers between funds ...............      7,987,428       7,296,178       6,041,476      (3,677,518)
    Redemptions ...........................    (69,292,858)    (77,270,619)     (8,706,762)    (10,872,795)
    Annuity benefits ......................        (42,899)        (52,778)         (9,440)         (6,924)
    Annual contract maintenance charges
        (note 2) ..........................       (180,285)       (178,490)        (32,711)        (34,067)
    Contingent deferred sales charges
        (note 2) ..........................       (534,766)       (829,907)        (59,398)       (117,303)
    Adjustments to maintain reserves ......          7,514          54,855             353           3,976
                                              ------------    ------------    ------------    ------------
             Net equity transactions ......    (48,778,635)    (51,787,361)     (1,010,920)    (12,470,570)
                                              ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (52,377,171)    (21,166,353)      8,874,588       2,581,690
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    852,390,838     920,864,039     117,887,042     134,982,097
                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    800,013,667     899,697,686     126,761,630     137,563,787
                                              ============    ============    ============    ============
CHANGES IN UNITS:
    Beginning units .......................     23,556,579      26,685,316       6,350,092       7,493,723
                                              ------------    ------------    ------------    ------------
    Units purchased .......................      2,557,022         370,623       1,168,795          94,694
    Units redeemed ........................     (3,922,930)     (1,822,359)     (1,251,772)       (711,432)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................     22,190,671      25,233,580       6,267,115       6,876,985
                                              ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                      StIntStk2                        DrySRGro
                                              ----------------------------    ----------------------------
                                                 2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................   $   (250,656)       (691,557)     (2,032,560)     (2,697,232)
    Realized gain (loss) on investments ...     (6,512,606)     15,752,031       4,403,279       8,606,210
    Change in unrealized gain (loss)
        on investments ....................        375,722     (22,364,047)    (52,175,991)      2,141,298
    Reinvested capital gains ..............      1,395,153            --              --              --
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................     (4,992,387)     (7,303,573)    (49,805,272)      8,050,276
                                              ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        826,682       2,442,594       9,833,114      19,209,234
    Transfers between funds ...............     (2,127,249)      3,842,683     (19,960,354)     36,806,319
    Redemptions ...........................     (2,483,460)     (9,462,648)    (21,031,743)    (30,668,791)
    Annuity benefits ......................         (2,568)         (4,913)        (37,435)        (44,904)
    Annual contract maintenance charges
        (note 2) ..........................         (8,778)        (15,894)       (101,783)       (101,660)
    Contingent deferred sales charges
        (note 2) ..........................        (33,892)       (114,985)       (274,681)       (503,978)
    Adjustments to maintain reserves ......          5,356           6,074          (4,284)        191,333
                                              ------------    ------------    ------------    ------------
             Net equity transactions ......     (3,823,909)     (3,307,089)    (31,577,166)     24,887,553
                                              ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (8,816,296)    (10,610,662)    (81,382,438)     32,937,829
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     41,836,831     100,212,169     351,521,180     393,191,060
                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 33,020,535      89,601,507     270,138,742     426,128,889
                                              ============    ============    ============    ============
CHANGES IN UNITS:
    Beginning units .......................      4,251,346       6,077,599      11,621,929      11,427,106
                                              ------------    ------------    ------------    ------------
    Units purchased .......................     16,456,279         183,582       1,316,696       1,185,097
    Units redeemed ........................    (16,780,746)        (52,369)     (2,482,133)       (465,199)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................      3,926,879       6,208,812      10,456,492      12,147,004
                                              ============    ============    ============    ============

                                                      UIFEmMkt                       UIFUSRE
                                              -------------------------    ----------------------------
                                                 2001          2000            2001            2000
                                              -----------    ----------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................       (66,929)      (73,558)       (791,131)      3,701,484
    Realized gain (loss) on investments ...      (846,020)       26,736         349,619      (8,893,823)
    Change in unrealized gain (loss)
        on investments ....................     1,287,723       444,322       8,748,855      17,801,367
    Reinvested capital gains ..............          --            --              --              --
                                              -----------    ----------    ------------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................       374,774       397,500       8,307,343      12,609,028
                                              -----------    ----------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       242,338       408,238       1,867,158       2,072,011
    Transfers between funds ...............      (332,305)     (277,000)      8,371,285       5,204,825
    Redemptions ...........................    (1,489,828)     (610,726)     (8,318,247)     (7,275,087)
    Annuity benefits ......................          --            --            (4,872)         (3,190)
    Annual contract maintenance charges
        (note 2) ..........................        (2,665)       (1,869)        (22,546)        (18,079)
    Contingent deferred sales charges
        (note 2) ..........................       (35,849)       (8,510)        (84,067)        (94,825)
    Adjustments to maintain reserves ......          (272)          186         (37,965)         (4,454)
                                              -----------    ----------    ------------    ------------
             Net equity transactions ......    (1,618,581)     (489,681)      1,770,746        (118,799)
                                              -----------    ----------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (1,243,807)      (92,181)     10,078,089      12,490,229
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    10,839,640     9,536,723     122,735,571     100,969,182
                                              -----------    ----------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     9,595,833     9,444,542     132,813,660     113,459,411
                                              ===========    ==========    ============    ============
CHANGES IN UNITS:
    Beginning units .......................     1,115,155     1,078,274       6,536,820       6,794,105
                                              -----------    ----------    ------------    ------------
    Units purchased .......................     1,243,377        31,728       3,224,768          34,524
    Units redeemed ........................    (1,409,845)     (100,721)     (3,171,146)       (103,024)
                                              -----------    ----------    ------------    ------------
    Ending units ..........................       948,687     1,009,281       6,590,442       6,725,605
                                              ===========    ==========    ============    ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                       VEWrldBd                      VEWrldEMkt
                                                  2001           2000           2001            2000
                                              ------------    -----------    -----------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................   $  1,832,581      2,822,351       (383,889)       (929,075)
    Realized gain (loss) on investments ...        (66,397)    (6,109,385)    (6,198,186)     27,025,015
    Change in unrealized gain (loss)
        on investments ....................     (5,878,506)     2,375,606      5,005,824     (44,112,587)
    Reinvested capital gains ..............           --             --             --              --
                                              ------------    -----------    -----------    ------------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................     (4,112,322)      (911,428)    (1,576,251)    (18,016,647)
                                              ------------    -----------    -----------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        613,068      1,030,739      1,445,723       4,017,492
    Transfers between funds ...............     (4,255,177)       684,981     (1,447,078)    (27,019,784)
    Redemptions ...........................     (4,007,951)    (5,298,599)    (3,743,509)    (13,452,872)
    Annuity benefits ......................        (14,096)        (9,337)        (2,364)         (7,469)
    Annual contract maintenance charges
        (note 2) ..........................        (10,625)       (12,010)       (15,405)        (24,939)
    Contingent deferred sales charges
        (note 2) ..........................        (32,536)       (53,155)       (43,829)       (157,934)
    Adjustments to maintain reserves ......          9,425         (5,563)        (9,051)          3,859
                                              ------------    -----------    -----------    ------------
             Net equity transactions ......     (7,697,892)    (3,662,944)    (3,815,513)    (36,641,647)
                                              ------------    -----------    -----------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (11,810,214)    (4,574,372)    (5,391,764)    (54,658,294)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     58,525,199     66,888,573     47,930,088     152,225,564
                                              ------------    -----------    -----------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 46,714,985     62,314,201     42,538,324      97,567,270
                                              ============    ===========    ===========    ============
CHANGES IN UNITS:
    Beginning units .......................      4,384,243      4,986,867      7,394,989      13,485,153
                                              ------------    -----------    -----------    ------------
    Units purchased .......................      2,074,367         61,910     20,107,778         352,770
    Units redeemed ........................     (2,652,482)      (315,015)   (20,846,351)     (3,906,618)
                                              ------------    -----------    -----------    ------------
    Ending units ..........................      3,806,128      4,733,762      6,656,416       9,931,305
                                              ============    ===========    ===========    ============

                                                       VEWrldHAs
                                                 2001           2000
                                              -----------    -----------
INVESTMENT ACTIVITY:
    Net investment income .................       205,922        333,751
    Realized gain (loss) on investments ...       (42,819)       577,263
    Change in unrealized gain (loss)
        on investments ....................    (2,725,094)        61,623
    Reinvested capital gains ..............          --             --
                                              -----------    -----------
        Net increase (decrease) in contract
             owners' equity resulting from
             operations ...................    (2,561,991)       972,637
                                              -----------    -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       714,139      1,191,556
    Transfers between funds ...............    (1,023,158)    (1,583,257)
    Redemptions ...........................    (3,539,791)    (5,425,472)
    Annuity benefits ......................        (2,856)        (2,810)
    Annual contract maintenance charges
        (note 2) ..........................       (15,400)       (16,148)
    Contingent deferred sales charges
        (note 2) ..........................       (31,558)       (60,456)
    Adjustments to maintain reserves ......         5,128        (10,585)
                                              -----------    -----------
             Net equity transactions ......    (3,893,496)    (5,907,172)
                                              -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (6,455,487)    (4,934,535)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    52,892,660     63,199,514
                                              -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    46,437,173     58,264,979
                                              ===========    ===========
CHANGES IN UNITS:
    Beginning units .......................     4,035,755      5,295,188
                                              -----------    -----------
    Units purchased .......................     6,431,249         93,622
    Units redeemed ........................    (6,755,355)      (644,308)
                                              -----------    -----------
    Ending units ..........................     3,711,649      4,744,502
                                              ===========    ===========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2001 AND 2000
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

                    American Century VP - American Century VP Balanced (ACVPBal)

                    American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

                    American Century VP - American Century VP Income & Growth (ACVPIncGr)

                    American Century VP - American Century VP International (ACVPInt)

                    American Century VP - American Century VP Value (ACVPValue)

               Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);

                    American VI Series - Growth Fund (AVISGro)

                    American VI Series - High-Yield Bond Fund (AVISHiYld)

                    American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)

               Portfolios of the Warburg Pincus Trust;

                    Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio (CSWPGPV)

                    Credit Suisse Warburg Pincus Trust - International Equity Portfolio (CSWPIntEq)

                    Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio (CSWPSmCoGr)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

                    Dreyfus IP - European Equity Portfolio (DryEuroEq)

                    Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

                    Dreyfus VIF - Appreciation Portfolio (DryAp)

                    Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);

                    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)

                    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)

                    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)

                    Fidelity(R) VIP - Overseas Portfolio: Initial Class
                    (FidVIPOv)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity VIP-II);

                    Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)

                    Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)

          Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity VIP-III);

               Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

          Portfolios of the Janus Aspen Series;

               Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)

               Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlTech)

               Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)

          Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

               Nationwide(R) Separate Account Trust - Capital Appreciation Fund (NSATCapAp)

               Nationwide(R) Separate Account Trust - Dreyfus NSAT Mid Cap Index Fund (NSATMidCap)

               Nationwide(R) Separate Account Trust - Gartmore NSAT Emerging Markets Fund (NSATEmMkt)

               Nationwide(R) Separate Account Trust -
                    Gartmore NSAT Global Technology & Communications Fund (NSATGlobT)

               Nationwide(R) Separate Account Trust - Gartmore NSAT International Growth Fund (NSATIntGr)

               Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)

               Nationwide(R) Separate Account Trust - MAS NSAT Multi Sector Bond Fund (NSATMSecBd)

               Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)

               Nationwide(R) Separate Account Trust - Nationwide(R) Small Cap Growth Fund (NSATSmCapG)

               Nationwide(R) Separate Account Trust - Nationwide(R) Small Cap Value Fund (NSATSmCapV)

               Nationwide(R) Separate Account Trust - Nationwide(R) Small Company Fund (NSATSmCo)

               Nationwide(R) Separate Account Trust - Strong NSAT Mid Cap Growth Fund (NSATStMCap) (formerly Nationwide(R) Separate Account
               Trust - Strategic Growth Fund)

               Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)

               Nationwide(R) Separate Account Trust - Turner NSAT Growth Focus Fund (NSATGroF)

          Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

               Neuberger Berman AMT - Growth Portfolio (NBAMTGro)

               Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)

               Neuberger Berman AMT - Limited Maturity Bond Portfolio
               (NBAMTLMat)

               Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

          Funds of the Oppenheimer Variable Account Funds;

               Oppenheimer Aggressive Growth Fund/VA (OppAggGr)

               Oppenheimer Bond Fund/VA (OppBdFd)

               Oppenheimer Capital Appreciation Fund/VA (OppCapAp)

               Oppenheimer Global Securities Fund/VA (OppGlSec)

               Oppenheimer Main Street Growth & Income Fund/VA (OppGroInc)

               Oppenheimer Multiple Strategies Fund/VA (OppMult)

          Strong Opportunity Fund II, Inc. (StOpp2)

          Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);

               Strong VIF - Strong Discovery Fund II (StDisc2)

               Strong VIF - Strong International Stock Fund II (StIntStk2)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

          The Universal Institutional Funds, Inc. (TheUIF);

               The UIF - Emerging Markets Debt Portfolio (UIFEmMkt)

               The UIF - U.S. Real Estate Portfolio (UIFUSRE)

          Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

               Van Eck WIT - Worldwide Bond Fund (VEWrldBd)

               Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

               Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

         At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended June 30, 2001.



                                                  Asset                      Unit             Contract                 Total
                                                  Charge        Units      Fair Value      Owners' Equity Expenses*   Return**
                                                  -----         ------     ----------      -------------  ---------   ---------
 American Century Variable Portfolios, Inc.-
 American Century VP Balanced

       2001...................................   0.80%          20,009     $15.498020     $     310,104     0.76%      -2.03%
                                                 1.30%       4,093,067      19.051795        77,980,276     1.32%      -2.28%
                                                 1.40%       4,217,344      17.480628        73,721,817     1.42%      -2.33%
       2000...................................   0.80%          18,085      16.516041           298,693     0.79%       0.83%
                                                 1.30%       4,737,665      20.405704        96,675,389     1.28%       0.58%
                                                 1.40%       4,907,246      18.741812        91,970,682     1.36%       0.53%
       1999...................................   0.80%          24,259      15.560004           377,470     0.80%       3.71%
                                                 1.30%       5,710,232      19.322019       110,333,211     1.26%       3.45%
                                                 1.40%       5,597,597      17.764505        99,438,540     1.41%       3.40%
       1998...................................   0.80%          15,289      14.883564           227,555     0.72%      13.93%
                                                 1.30%       6,609,988      18.575584       122,784,387     1.30%      13.64%
                                                 1.40%       5,468,245      17.095543        93,482,618     1.38%      13.59%
       1997...................................   0.80%           8,669      12.336874           106,949     0.80%       8.49%
                                                 1.30%       5,817,423      15.475095        90,025,173     1.35%       8.22%
                                                 1.40%       4,362,793      14.256525        62,198,268     1.44%       8.16%

 American Century Variable Portfolios, Inc.-
 American Century VP Capital Appreciation

       2001...................................   0.80%          44,094      13.168971           580,670     0.78%     -14.60%
                                                 1.30%       6,895,247      32.505019       224,130,123     1.32%     -14.81%
                                                 1.40%       5,753,846      16.491491        94,889,494     1.35%     -14.86%
       2000...................................   0.80%          42,143      16.668721           702,470     0.78%      16.93%
                                                 1.30%       8,166,845      41.351376       337,710,278     1.34%      16.63%
                                                 1.40%       7,062,141      21.000935       148,311,564     1.41%      16.57%
       1999...................................   0.80%          21,928      10.098510           221,440     0.77%      15.61%
                                                 1.30%       7,810,771      25.179076       196,667,997     1.25%      15.33%
                                                 1.40%       4,660,351      12.800556        59,655,084     1.39%      15.27%
       1998...................................   0.80%          18,169       9.042311           164,290     0.74%       0.48%
                                                 1.30%       9,973,915      22.659719       226,006,111     1.24%       0.23%
                                                 1.40%       5,562,676      11.531448        64,145,709     1.36%       0.18%
       1997...................................   0.80%          23,065       9.017004           207,977     0.77%      -3.84%
                                                 1.30%      13,114,174      22.710833       297,833,816     1.27%      -4.08%
                                                 1.40%       6,435,678      11.569198        74,455,633     1.41%      -4.13%

 American Century Variable Portfolios, Inc.-
 American Century VP Income & Growth

       2001...................................   0.80%           5,182      10.803534            55,981     0.82%      -4.20%
                                                 1.30%       3,521,450      10.632370        37,441,358     1.26%      -4.44%
                                                 1.40%       3,501,895      10.598342        37,114,281     1.35%      -4.49%
       2000...................................   0.80%           6,731      12.213742            82,211     0.79%      -3.96%
                                                 1.30%       3,783,923      12.080906        45,713,218     1.31%      -4.20%
                                                 1.40%       3,787,655      12.054402        45,657,916     1.35%      -4.25%
       1999...................................   0.80%           4,123      11.875091            48,961     0.75%       9.32%
                                                 1.30%       3,348,064      11.805502        39,525,576     1.33%       9.05%
                                                 1.40%       2,578,620      11.791575        30,405,991     1.34%       8.99%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 Asset                     Unit        Contract                       Total
                                                Charge         Units    Fair Value   Owners' Equity   Expenses*      Return**
                                                ------         -----    ----------   -------------    ---------      --------
     1998 ...................................... 0.80%         1,786     10.098826        18,036        0.80%         0.99% 05/01/98
                                                 1.30%       639,331     10.090428     6,451,123        1.22%         0.90% 05/01/98
                                                 1.40%       389,892     10.088745     3,933,521        1.34%         0.89% 05/01/98

American Century Variable Portfolios, Inc.-
American Century VP International
     2001 ...................................... 0.80%        25,570     17.401596       444,960        0.83%       -20.47%
                                                 1.30%     7,326,125     17.001080   124,552,037        1.27%       -20.67%
                                                 1.40%     7,231,082     16.882476   122,078,560        1.42%       -20.71%
     2000 ...................................... 0.80%        29,747     24.822829       738,404        0.77%        -6.39%
                                                 1.30%     9,354,602     24.374034   228,009,387        1.30%        -6.62%
                                                 1.40%     9,367,719     24.228458   226,965,386        1.41%        -6.67%
     1999 ...................................... 0.80%        16,123     17.422535       280,903        0.82%         6.92%
                                                 1.30%     8,876,664     17.194193   152,627,074        1.25%         6.66%
                                                 1.40%     8,940,144     17.108826   152,955,368        1.36%         6.60%
     1998 ...................................... 0.80%        16,029     17.262336       276,698        0.79%        24.81%
                                                 1.30%     9,410,947     17.122323   161,137,275        1.24%        24.50%
                                                 1.40%     9,423,973     17.054570   160,721,807        1.34%        24.43%
     1997 ...................................... 0.80%        10,933     13.907583       152,052        0.79%        18.34%
                                                 1.30%     6,561,709     13.864598    90,975,457        1.35%        18.04%
                                                 1.40%     6,160,762     13.823733    85,164,729        1.39%        17.98%

American Century Variable Portfolios, Inc.-
American Century VP Value
     2001 ...................................... 0.80%        20,026     16.237877       325,183        0.83%         6.78%
                                                 1.30%     4,732,906     15.871780    75,119,640        1.33%         6.51%
                                                 1.40%     5,747,558     15.799359    90,807,732        1.40%         6.46%
     2000 ...................................... 0.80%         7,642     12.405982        94,806        0.76%        -4.38%
                                                 1.30%     2,004,395     12.187369    24,428,301        1.32%        -4.62%
                                                 1.40%     2,482,796     12.143992    30,151,055        1.37%        -4.67%
     1999 ...................................... 0.80%        11,706     14.866345       174,026        0.82%        12.70%
                                                 1.30%     2,998,335     14.678541    44,011,183        1.29%        12.42%
                                                 1.40%     3,429,808     14.641154    50,216,347        1.36%        12.36%
     1998 ...................................... 0.80%        11,475     13.382533       153,565        0.76%         5.48%
                                                 1.30%     2,674,102     13.280359    35,513,034        1.31%         5.22%
                                                 1.40%     3,494,891     13.259948    46,342,073        1.32%         5.16%
     1997 ...................................... 0.80%         7,998     11.451823        91,592        0.79%        12.90%
                                                 1.30%     1,365,380     11.421931    15,595,276        1.34%        12.61%
                                                 1.40%     1,338,898     11.415945    15,284,786        1.40%        12.56%

American Variable Insurance Series - Growth Fund
     2001 ...................................... 1.30%       507,886     61.594190    31,282,803        1.32%        -8.93%
     2000 ...................................... 1.30%       598,351     75.152459    44,967,549        1.34%        14.86%
     1999 ...................................... 1.30%       678,464     51.909060    35,218,429        1.25%        23.43%
     1998 ...................................... 1.30%       802,908     36.656953    29,432,161        1.29%        16.62%
     1997 ...................................... 1.30%       903,129     27.475248    24,813,693        1.27%        12.24%

                                               Asset                     Unit        Contract                          Total
                                              Charge       Units      Fair Value   Owners' Equity     Expenses*       Return**
                                              ------       -----      ----------   -------------      ---------       --------
American Variable Insurance Series -
High-Yield Bond Fund
     2001 .................................    1.30%        53,393     26.597579     1,420,111          1.34%          4.49%
     2000 .................................    1.30%        72,520     26.426479     1,916,449          1.25%         -0.66%
     1999 .................................    1.30%        90,052     26.276992     2,366,296          1.27%          3.15%
     1998 .................................    1.30%       119,268     26.686010     3,182,787          1.24%          3.85%
     1997 .................................    1.30%       114,685     24.377961     2,795,786          1.28%          5.26%

American Variable Insurance Series -
U.S. Government/AAA-Rated Securities Fund
     2001 .................................    1.30%       130,466     23.247487     3,033,004          1.33%          2.14%
     2000 .................................    1.30%       148,345     21.287214     3,157,851          1.32%          3.11%
     1999 .................................    1.30%       192,127     20.646137     3,966,681          1.30%         -1.81%
     1998 .................................    1.30%       211,218     20.276945     4,282,856          1.24%          2.98%
     1997 .................................    1.30%       292,387     18.740727     5,479,545          1.33%          1.88%

Credit Suisse Warburg Pincus Trust -
Global Post-Venture Capital Portfolio
     2001 .................................    0.80%         3,887     12.610958        48,976          0.77%        -19.93%
                                               1.30%     1,024,024     12.326420    12,611,023          1.26%        -20.13%
                                               1.40%       751,591     12.270111     9,213,683          1.44%        -20.17%
     2000 .................................    0.80%         4,224     20.478950        86,503          0.84%          4.57%
                                               1.30%     1,395,107     20.118199    28,067,040          1.24%          4.30%
                                               1.40%     1,088,007     20.046584    21,810,824          1.44%          4.25%
     1999 .................................    0.80%         3,764     13.558595        51,035          0.75%         12.29%
                                               1.30%     1,037,913     13.387269    13,894,821          1.24%         12.01%
                                               1.40%       962,808     13.353153    12,856,522          1.38%         11.95%
     1998 .................................    0.80%         5,572     12.885647        71,799          0.79%         12.75%
                                               1.30%       836,519     12.787222    10,696,754          1.29%         12.47%
                                               1.40%       811,536     12.767561    10,361,335          1.38%         12.41%
     1997 .................................    0.80%         2,973     10.466793        31,117          0.81%          2.97%
                                               1.30%       853,340     10.439440     8,908,392          1.28%          2.71%
                                               1.40%     1,016,786     10.433962    10,609,107          1.42%          2.66%

Credit Suisse Warburg Pincus Trust -
International Equity Portfolio
     2001 .................................    0.80%         7,515     10.732857        80,654          0.79%        -16.27%
                                               1.30%     5,197,045     10.738782    55,809,932          1.28%        -16.48%
                                               1.40%     6,523,001     10.673811    69,625,282          1.41%        -16.53%
     2000 .................................    0.80%         8,475     15.849478       134,324          0.83%         -9.11%
                                               1.30%     6,441,618     15.938401   102,669,090          1.29%         -9.34%
                                               1.40%     8,329,289     15.857994   132,085,815          1.42%         -9.38%
     1999 .................................    0.80%         6,445     12.200117        78,630          0.74%          6.49%
                                               1.30%     7,349,543     12.330740    90,625,304          1.29%          6.22%
                                               1.40%     9,374,014     12.280978   115,122,060          1.36%          6.17%
     1998 .................................    0.80%        12,201     12.365993       150,877          0.72%         12.80%
                                               1.30%    10,113,995     12.561666   127,048,627          1.22%         12.52%
                                               1.40%    12,572,932     12.523655   157,459,063          1.34%         12.46%
     1997 .................................    0.80%        15,099     12.948577       195,510          0.82%         14.53%
                                               1.30%    12,257,802     13.220122   162,049,638          1.34%         14.24%
                                               1.40%    13,597,931     13.193484   179,404,085          1.41%         14.18%

                                                                     (Continued)

                            NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                             Asset                     Unit        Contract                     Total
                                            Charge       Units      Fair Value   Owners' Equity     Expenses*    Return**
                                            ------       -----      ----------   -------------      ---------    --------
Credit Suisse Warburg Pincus Trust -
Small Company Growth Portfolio
     2001 .............................    0.80%          36,538     16.326142         596,527        0.80%       -13.90%
                                           1.30%       7,745,266     17.693677     137,042,234        1.29%       -14.11%
                                           1.40%       6,704,292     17.586527     117,905,216        1.37%       -14.16%
     2000 .............................    0.80%          45,382     23.839836       1,081,899        0.80%         2.00%
                                           1.30%      10,552,515     25.967528     274,022,728        1.25%         1.74%
                                           1.40%       9,582,318     25.836430     247,572,888        1.39%         1.69%
     1999 .............................    0.80%          35,390     14.816258         524,347        0.76%         6.32%
                                           1.30%       8,569,202     16.220417     138,996,030        1.31%         6.06%
                                           1.40%       8,556,283     16.154912     138,225,999        1.36%         6.00%
     1998 .............................    0.80%          38,167     15.093024         576,056        0.74%         4.38%
                                           1.30%      10,830,453     16.607109     179,862,513        1.29%         4.12%
                                           1.40%      11,304,929     16.556821     187,173,686        1.36%         4.06%
     1997 .............................    0.80%          33,727     12.880087         434,406        0.81%         2.19%
                                           1.30%      10,634,479     14.243959     151,477,083        1.26%         1.93%
                                           1.40%      10,803,387     14.215222     153,572,545        1.37%         1.88%

Dreyfus Investment Portfolios -
European Equity Portfolio
     2001 .............................    0.80%             272      7.375749           2,005        0.79%       -20.72%
                                           1.30%         156,886      7.332604       1,150,384        1.32%       -20.92%
                                           1.40%         133,326      7.323976         976,478        1.43%       -20.96%
     2000 .............................    0.80%           1,501      9.765449          14,658        0.80%        -2.35% 05/01/00
                                           1.30%          27,407      9.757360         267,420        1.25%        -2.43% 05/01/00
                                           1.40%          56,678      9.755741         552,936        1.35%        -2.44% 05/01/00

Dreyfus Stock Index Fund
     2001 .............................    0.80%         128,002     21.545403       2,757,855        0.80%        -7.21%
                                           1.30%      24,101,155     26.985910     650,391,586        1.34%        -7.44%
                                           1.40%      28,285,642     26.698110     755,173,175        1.37%        -7.49%
     2000 .............................    0.80%         144,346     25.555483       3,688,831        0.78%        -0.95%
                                           1.30%      27,176,731     32.170212     874,281,198        1.31%        -1.19%
                                           1.40%      32,742,290     31.859291   1,043,146,145        1.43%        -1.24%
     1999 .............................    0.80%         145,946     24.086276       3,515,296        0.82%        11.69%
                                           1.30%      30,551,403     30.474479     931,038,089        1.31%        11.42%
                                           1.40%      36,358,355     30.210588   1,098,407,283        1.34%        11.36%
     1998 .............................    0.80%         112,893     19.843924       2,240,240        0.81%        17.04%
                                           1.30%      24,960,036     25.233975     629,840,924        1.23%        16.75%
                                           1.40%      32,535,490     25.040799     814,714,665        1.36%        16.69%
     1997 .............................    0.80%          66,973     15.421234       1,032,806        0.81%        19.96%
                                           1.30%      20,241,429     19.709209     398,942,554        1.32%        19.66%
                                           1.40%      22,524,054     19.578136     440,978,993        1.37%        19.60%

Dreyfus Variable Investment Fund -
Appreciation Portfolio
     2001 .............................    0.80%          25,627     13.426645         344,082        0.84%        -6.63%
                                           1.30%       4,836,051     13.160905      63,646,809        1.33%        -6.87%
                                           1.40%       4,086,136     13.108222      53,561,980        1.40%        -6.91%
     2000 .............................    0.80%          22,277     14.938109         332,776        0.82%         2.38%
                                           1.30%       5,780,194     14.716341      85,063,305        1.28%         2.12%
                                           1.40%       5,568,886     14.672237      81,708,015        1.38%         2.07%

                                                       Asset                       Unit           Contract                  Total
                                                      Charge        Units        Fair Value    Owners' Equity  Expenses*   Return**
                                                      ------        -----        ----------    -------------   ---------   --------
     1999 ..........................................   0.80%          27,725       14.131473         391,795     0.76%       7.08%
                                                       1.30%       7,685,647       13.992265     107,539,610     1.31%       6.82%
                                                       1.40%       7,516,870       13.964500     104,969,331     1.33%       6.76%
     1998 ..........................................   0.80%          10,065       12.284853         123,647     0.81%      20.25%
                                                       1.30%       3,867,844       12.225394      47,285,917     1.31%      19.95%
                                                       1.40%       4,425,380       12.213488      54,049,326     1.37%      19.89%

Dreyfus Variable Investment Fund -
Growth and Income Portfolio
     2001 ..........................................   0.80%          29,412       14.055865         413,410     0.81%      -0.56%
                                                       1.30%       2,728,072       13.738957      37,480,870     1.28%      -0.81%
                                                       1.40%       3,432,903       13.676230      46,949,175     1.41%      -0.86%
     2000 ..........................................   0.80%          33,138       14.618595         484,431     0.75%      -1.28%
                                                       1.30%       2,898,955       14.361089      41,632,151     1.29%      -1.53%
                                                       1.40%       3,945,630       14.309962      56,461,816     1.36%      -1.58%
     1999 ..........................................   0.80%          30,763       14.131094         434,715     0.76%      10.64%
                                                       1.30%       2,368,727       13.952585      33,049,865     1.28%      10.37%
                                                       1.40%       3,511,224       13.917036      48,865,831     1.35%      10.31%
     1998 ..........................................   0.80%          36,943       12.212711         451,175     0.76%       6.06%
                                                       1.30%       2,219,859       12.119449      26,903,467     1.22%       5.80%
                                                       1.40%       3,779,073       12.100816      45,729,867     1.33%       5.75%
     1997 ..........................................   0.80%           7,895       10.866180          85,788     0.83%       8.79%
                                                       1.30%       1,160,339       10.837804      12,575,527     1.28%       8.52%
                                                       1.40%       1,610,732       10.832117      17,447,638     1.40%       8.47%

Fidelity VIP - Equity-Income Portfolio: Initial Class
     2001 ..........................................   0.80%          75,680       19.167640       1,450,605     0.77%      -1.30%
                                                       1.30%      23,272,200       43.199738   1,005,352,934     1.25%      -1.55%
                                                       1.40%      32,418,834       24.765956     802,883,408     1.35%      -1.60%
     2000 ..........................................   0.80%          86,784       17.503429       1,519,018     0.82%      -3.06%
                                                       1.30%      27,573,779       39.647782   1,093,239,179     1.25%      -3.30%
                                                       1.40%      38,291,059       22.752605     871,221,341     1.39%      -3.35%
     1999 ..........................................   0.80%         104,798       19.214686       2,013,661     0.81%      12.25%
                                                       1.30%      36,415,765       43.744874   1,593,003,051     1.27%      11.97%
                                                       1.40%      48,224,670       25.129305   1,211,852,441     1.37%      11.91%
     1998 ..........................................   0.80%         115,051       17.017957       1,957,933     0.73%      10.09%
                                                       1.30%      42,908,118       38.939799   1,670,833,490     1.22%       9.81%
                                                       1.40%      53,254,269       22.391689   1,192,453,029     1.32%       9.76%
     1997 ..........................................   0.80%          74,707       14.101714       1,053,497     0.84%      15.93%
                                                       1.30%      43,729,637       32.430285   1,418,164,591     1.26%      15.64%
                                                       1.40%      45,881,632       18.667405     856,491,007     1.43%      15.58%

Fidelity VIP - Growth Portfolio: Initial Class
     2001 ..........................................   0.80%         161,411       20.153732       3,253,030     0.79%     -10.00%
                                                       1.30%      23,203,978       69.122981   1,603,928,164     1.26%     -10.23%
                                                       1.40%      30,646,539       27.204444     833,722,045     1.34%     -10.27%
     2000 ..........................................   0.80%         177,077       26.546272       4,700,734     0.79%       4.69%
                                                       1.30%      27,418,818       91.508230   2,509,047,504     1.28%       4.43%
                                                       1.40%      37,815,414       36.050957   1,363,281,864     1.37%       4.38%
     1999 ..........................................   0.80%         143,477       21.195347       3,041,044     0.74%      13.96%
                                                       1.30%      29,707,987       73.433363   2,181,557,394     1.31%      13.68%
                                                       1.40%      38,551,975       28.959466   1,116,444,609     1.40%      13.62%



                                                                     (Continued)

                            NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                       Asset                      Unit         Contract                   Total
                                                      Charge      Units        Fair Value    Owners' Equity  Expenses*   Return**
                                                      ------      -----        ----------    -------------   ---------   --------
     1998......................................      0.80%         109,326       15.947729       1,743,501     0.77%       18.65%
                                                     1.30%      28,634,118       55.531882   1,590,106,462     1.22%       18.36%
                                                     1.40%      34,740,146       21.921954     761,571,883     1.40%       18.30%
     1997......................................      0.80%          78,983       12.440166         982,562     0.77%       13.38%
                                                     1.30%      30,100,515       43.537363   1,310,497,048     1.31%       13.09%
                                                     1.40%      31,410,176       17.204371     540,392,321     1.39%       13.04%

Fidelity VIP - High Income Portfolio: Initial Class
     2001......................................      0.80%          28,344        9.706921         275,136     0.80%       -7.56%
                                                     1.30%       6,699,277       20.282208     135,876,131     1.28%       -7.79%
                                                     1.40%      14,294,176       10.823036     154,706,386     1.39%       -7.84%
     2000......................................      0.80%          46,585       12.939924         602,806     0.76%       -5.23%
                                                     1.30%       8,764,362       27.173990     238,162,685     1.29%       -5.46%
                                                     1.40%      18,730,897       14.515289     271,884,383     1.39%       -5.51%
     1999......................................      0.80%          39,241       13.684479         536,993     0.82%        7.53%
                                                     1.30%      11,286,981       28.883354     326,005,868     1.30%        7.27%
                                                     1.40%      23,488,073       15.444036     362,750,645     1.39%        7.21%
     1998......................................      0.80%          44,017       13.996277         616,074     0.76%        4.38%
                                                     1.30%      14,009,989       29.691103     415,972,026     1.22%        4.12%
                                                     1.40%      27,818,770       15.892055     442,097,423     1.33%        4.07%
     1997......................................      0.80%          34,211       12.322922         421,580     0.82%        7.27%
                                                     1.30%      14,608,706       26.273693     383,824,657     1.33%        7.01%
                                                     1.40%      22,779,158       14.077158     320,665,807     1.35%        6.95%

Fidelity VIP - Overseas Portfolio: Initial Class
     2001......................................      0.80%           9,487       14.594106         138,451     0.74%      -11.81%
                                                     1.30%      13,283,622       20.080116     266,736,673     1.25%      -12.03%
                                                     1.40%       7,289,083       15.339821     111,813,225     1.41%      -12.08%
     2000......................................      0.80%          13,613       19.498542         265,434     0.76%       -5.45%
                                                     1.30%      16,202,343       26.963663     436,874,517     1.30%       -5.68%
                                                     1.40%       8,874,224       20.619195     182,979,355     1.36%       -5.73%
     1999......................................      0.80%           5,510       15.694737          86,478     0.80%        7.68%
                                                     1.30%      19,027,966       21.813554     415,067,564     1.23%        7.41%
                                                     1.40%      10,713,478       16.697821     178,891,738     1.38%        7.36%
     1998......................................      0.80%           6,331       15.050047          95,282     0.77%       15.50%
                                                     1.30%      22,400,336       21.023415     470,931,560     1.23%       15.21%
                                                     1.40%      11,015,518       16.109290     177,452,174     1.40%       15.15%
     1997......................................      0.80%           3,792       13.656180          51,784     0.76%       15.97%
                                                     1.30%      26,176,962       19.172925     501,888,929     1.33%       15.68%
                                                     1.40%      10,658,868       14.706245     156,751,924     1.38%       15.62%

Fidelity VIP-II -
Asset Manager Portfolio: Initial Class
     2001......................................      0.80%          21,533       16.502843         355,349     0.80%       -3.95%
                                                     1.30%      17,530,382       27.512579     482,306,019     1.27%       -4.19%
                                                     1.40%      12,160,022       16.726435     203,393,826     1.43%       -4.24%
     2000......................................      0.80%          26,838       17.831841         478,571     0.82%       -1.08%
                                                     1.30%      21,765,421       29.878236     650,312,386     1.29%       -1.33%
                                                     1.40%      15,092,688       18.183010     274,430,497     1.35%       -1.38%

                                                                     (Continued)

                                                        Asset                  Unit         Contract                  Total
                                                        Charge      Units    Fair Value  Owners' Equity  Expenses*   Return**
                                                        ------      -----    ----------  -------------   ---------   --------
     1999 ..........................................    0.80%        26,153   17.150035       448,525      0.76%      4.84%
                                                        1.30%    27,366,966   28.881589   790,401,464      1.24%      4.58%
                                                        1.40%    17,929,339   17.594332   315,454,743      1.40%      4.53%
     1998 ..........................................    0.80%        19,611   15.601254       305,956      0.80%      8.85%
                                                        1.30%    31,496,362   26.406332   831,703,392      1.27%      8.58%
                                                        1.40%    19,346,108   16.102743   311,525,405      1.37%      8.52%
     1997 ..........................................    0.80%        10,083   13.264098       133,742      0.80%     10.76%
                                                        1.30%    33,935,199   22.564157   765,719,158      1.28%     10.49%
                                                        1.40%    17,621,664   13.773708   242,715,654      1.44%     10.43%

Fidelity VIP-II - Contrafund Portfolio: Initial Class
     2001 ..........................................    0.80%        56,838   19.977323     1,135,473      0.78%    -10.29%
                                                        1.30%    23,469,467   21.074777   494,613,788      1.34%    -10.52%
                                                        1.40%    23,710,164   20.947258   496,662,912      1.40%    -10.57%
     2000 ..........................................    0.80%        59,749   23.630360     1,411,890      0.76%     -1.71%
                                                        1.30%    27,148,739   25.054328   680,193,412      1.24%     -1.95%
                                                        1.40%    29,434,352   24.927906   733,736,760      1.39%     -2.00%
     1999 ..........................................    0.80%        48,839   21.612534     1,055,535      0.75%     10.81%
                                                        1.30%    29,002,085   23.031155   667,951,515      1.23%     10.53%
                                                        1.40%    32,363,211   22.938209   742,354,098      1.36%     10.48%
     1998 ..........................................    0.80%        41,893   17.587754       736,804      0.79%     16.27%
                                                        1.30%    25,520,959   18.837020   480,738,815      1.24%     15.98%
                                                        1.40%    30,737,230   18.780003   577,245,272      1.35%     15.92%
     1997 ..........................................    0.80%        33,568   13.656686       458,428      0.75%     11.18%
                                                        1.30%    22,917,214   14.700769   336,900,669      1.26%     10.91%
                                                        1.40%    25,509,585   14.671125   374,254,310      1.44%     10.85%

Fidelity VIP-III -
Growth Opportunities Portfolio: Initial Class
     2001 ..........................................    0.80%        13,389   10.475287       140,258      0.75%     -9.13%
                                                        1.30%     3,891,312   10.267828    39,955,324      1.34%     -9.36%
                                                        1.40%     4,528,052   10.226710    46,307,075      1.34%     -9.40%
     2000 ..........................................    0.80%        17,137   13.446289       230,429      0.80%     -4.03%
                                                        1.30%     4,780,066   13.246582    63,319,537      1.26%     -4.27%
                                                        1.40%     6,581,032   13.206874    86,914,860      1.41%     -4.32%
     1999 ..........................................    0.80%        15,304   14.366195       219,860      0.82%      6.06%
                                                        1.30%     6,011,384   14.224667    85,509,935      1.28%      5.79%
                                                        1.40%     7,915,504   14.196438   112,371,962      1.35%      5.74%
     1998 ..........................................    0.80%        12,835   12.150329       155,949      0.78%     10.88%
                                                        1.30%     4,251,398   12.091497    51,405,766      1.23%     10.61%
                                                        1.40%     5,309,017   12.079725    64,131,465      1.37%     10.55%

Janus Aspen Series -
Capital Appreciation Portfolio - Service Shares
     2001 ..........................................    0.80%        28,331    6.790944       192,394      0.80%    -13.94%
                                                        1.30%     4,990,287    6.751208    33,690,468      1.24%    -14.16%
                                                        1.40%     5,146,262    6.743264    34,702,603      1.39%    -14.20%
     2000 ..........................................    0.80%        12,699    9.309508       118,221      0.74%     -6.90% 05/01/00
                                                        1.30%     1,446,448    9.301806    13,454,578      1.28%     -6.98% 05/01/00
                                                        1.40%     2,227,884    9.300258    20,719,896      1.36%     -7.00% 05/01/00


                                                                     (Continued)

                            NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   Asset                   Unit           Contract                   Total
                                                  Charge    Units       Fair Value     Owners' Equity   Expenses*   Return**
                                                  ------    -----       ----------     -------------    ---------   --------
Janus Aspen Series -
Global Technology Portfolio - Service Shares
     2001 .....................................   0.80%        10,058      4.973279           50,020      0.80%   -26.24%
                                                  1.30%     3,535,898      4.944105       17,481,849      1.32%   -26.43%
                                                  1.40%     3,307,769      4.938275       16,334,674      1.38%   -26.47%
     2000 .....................................   0.80%         4,815     10.089612           48,581      0.79%     0.90% 05/01/00
                                                  1.30%     1,627,258     10.081279       16,404,842      1.29%     0.81% 05/01/00
                                                  1.40%     1,270,924     10.079608       12,810,416      1.34%     0.80% 05/01/00

Janus Aspen Series -
International Growth Portfolio - Service Shares
     2001 .....................................   0.80%        15,347      6.654434          102,126      0.83%   -15.87%
                                                  1.30%     3,790,299      6.615486       25,074,671      1.30%   -16.08%
                                                  1.40%     3,070,516      6.607700       20,289,051      1.35%   -16.12%
     2000 .....................................   0.80%         8,983      9.732106           87,424      0.79%    -2.68% 05/01/00
                                                  1.30%     1,199,700      9.724049       11,665,942      1.29%    -2.76% 05/01/00
                                                  1.40%       896,682      9.722433        8,717,931      1.37%    -2.78% 05/01/00

Nationwide(R) Separate Account Trust -
Capital Appreciation Fund
     2001 .....................................   0.80%       151,717     13.685653        2,076,348      0.84%   -21.64%
                                                  1.30%     5,997,970     17.861046      107,130,021      1.34%   -21.84%
                                                  1.40%     4,794,897     15.755444       75,545,739      1.39%   -21.88%
     2000 .....................................   0.80%       168,994     24.047543        4,063,890      0.79%     0.35%
                                                  1.30%     7,334,158     31.543238      231,343,091      1.25%     0.10%
                                                  1.40%     6,599,933     27.852888      183,827,195      1.37%     0.05%
     1999 .....................................   0.80%       194,683     25.825581        5,027,802      0.76%    11.48%
                                                  1.30%    11,295,684     34.047394      384,588,603      1.30%    11.21%
                                                  1.40%    10,420,446     30.094617      313,599,331      1.35%    11.15%
     1998 .....................................   0.80%       136,527     21.345545        2,914,243      0.76%    18.80%
                                                  1.30%    10,197,479     28.283511      288,420,509      1.25%    18.50%
                                                  1.40%     9,491,945     25.025229      237,538,097      1.37%    18.44%
     1997 .....................................   0.80%        44,666     16.203653          723,752      0.79%    20.32%
                                                  1.30%     6,713,955     21.578999      144,880,428      1.29%    20.02%
                                                  1.40%     5,383,209     19.112424      102,886,173      1.42%    19.96%

Dreyfus NSAT Mid Cap Index Fund
     2001 .....................................   0.80%        31,914     10.487924          334,714      0.79%     0.25%
                                                  1.30%     2,619,082     10.426631       27,308,198      1.33%     0.00%
                                                  1.40%     2,534,259     10.414373       26,392,718      1.35%    -0.05%
     2000 .....................................   0.80%         1,541      9.865974           15,204      0.78%    -1.34% 05/01/00
                                                  1.30%        95,858      9.857813          944,951      1.24%    -1.42% 05/01/00
                                                  1.40%       110,227      9.856176        1,086,417      1.41%    -1.44% 05/01/00

Gartmore NSAT Emerging Markets Fund
     2001 .....................................   0.80%           945      8.834424            8,351      0.77%     1.60%
                                                  1.30%       241,789      8.801421        2,128,087      1.29%     1.34%
                                                  1.40%       134,097      8.794814        1,179,359      1.37%     1.29%

Gartmore NSAT
Global Technology & Communications Fund
     2001 .....................................   0.80%        16,246      4.240120           68,885      0.83%   -29.40%
                                                  1.30%       629,164      4.224198        2,657,714      1.27%   -29.58%
                                                  1.40%       400,706      4.221006        1,691,384      1.38%   -29.62%

                                                Asset                     Unit         Contract                      Total
                                               Charge      Units       Fair Value   Owners' Equity    Expenses*     Return**
                                               ------      -----       ----------   -------------     ---------     --------
Gartmore NSAT International Growth Fund
     2001 ..............................       0.80%         1,602      7.394012        11,849          0.79%       -19.91%
                                               1.30%        49,436      7.366395       364,165          1.28%       -20.11%
                                               1.40%        10,236      7.360872        75,343          1.43%       -20.15%

Nationwide(R) Separate Account Trust -
Government Bond Fund
   Tax qualified
     2001 ..............................       0.80%        44,941     13.661869       613,978          0.78%         2.02%
                                               1.30%     2,778,376     38.407718   106,711,076          1.32%         1.76%
                                               1.40%    11,094,323     14.415676   159,932,166          1.41%         1.71%
     2000 ..............................       0.80%        41,754     12.428456       518,938          0.75%         3.62%
                                               1.30%     2,803,674     35.116438    98,455,044          1.28%         3.36%
                                               1.40%     9,576,776     13.193657   126,352,698          1.39%         3.30%
     1999 ..............................       0.80%        87,518     12.064451     1,055,857          0.73%        -2.56%
                                               1.30%     3,821,891     34.260857   130,941,261          1.33%        -2.81%
                                               1.40%    12,332,605     12.885276   158,909,019          1.41%        -2.86%
     1998 ..............................       0.80%        32,159     11.871410       381,773          0.78%         3.58%
                                               1.30%     3,608,454     33.883416   122,266,748          1.30%         3.32%
                                               1.40%     8,041,172     12.756243   102,575,144          1.40%         3.27%
     1997 ..............................       0.80%        16,528     10.790830       178,351          0.80%         2.43%
                                               1.30%     3,499,416     30.955175   108,325,035          1.29%         2.17%
                                               1.40%     6,109,592     11.665657    71,272,405          1.41%         2.12%
   Non-tax qualified
     2001 ..............................       1.30%     2,030,918     38.306276    77,796,892          1.32%         1.76%
     2000 ..............................       1.30%     2,164,286     35.023680    75,801,260          1.28%         3.36%
     1999 ..............................       1.30%     3,080,461     34.170358   105,260,455          1.23%        -2.81%
     1998 ..............................       1.30%     2,723,681     33.793915    92,043,844          1.27%         3.32%
     1997 ..............................       1.30%     2,672,624     30.873422    82,513,049          1.30%         2.17%

MAS NSAT Multi Sector Bond Fund
     2001 ..............................       0.80%           504     10.474762         5,284          0.84%         0.36%
                                               1.30%       496,251     10.413567     5,167,746          1.26%         0.11%
                                               1.40%       723,418     10.401325     7,524,504          1.43%         0.06%
     2000 ..............................       0.80%           221     10.164899         2,246          0.82%         1.65% 05/01/00
                                               1.30%        78,304     10.156482       795,293          1.28%         1.56% 05/01/00
                                               1.40%        71,218     10.154798       723,204          1.35%         1.55% 05/01/00

Nationwide(R) Separate Account Trust -
Money Market Fund
     2001 ..............................       0.80%       203,070     12.773508     2,593,916          0.77%         1.91%
                                               1.30%    18,083,994     26.302301   475,650,653          1.31%         1.65%
                                               1.40%    31,671,770     13.098240   414,844,445          1.41%         1.60%
     2000 ..............................       0.80%       150,895     12.203914     1,841,510          0.84%         2.41%
                                               1.30%    21,083,560     25.256212   532,490,861          1.28%         2.15%
                                               1.40%    31,529,220     12.590003   396,952,975          1.40%         2.10%
     1999 ..............................       0.80%       198,013     11.674145     2,311,633          0.77%         1.89%
                                               1.30%    23,592,381     24.282403   572,879,703          1.29%         1.64%
                                               1.40%    39,072,708     12.116860   473,438,532          1.34%         1.58%
     1998 ..............................       0.80%        77,253     11.214565       866,359          0.77%         2.22%
                                               1.30%    21,706,106     23.444634   508,891,711          1.25%         1.96%
                                               1.40%    29,415,820     11.710680   344,479,255          1.34%         1.91%

                                                                     (Continued)

                            NATIONWIDE VARIABLE ACCOUNT-II
                         NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                            Asset                     Unit        Contract                        Total
                                            Charge     Units       Fair Value  Owners' Equity     Expenses*      Return**
                                            ------     -----       ----------  --------------     ---------      --------
     1997 ................................  0.80%       143,269     10.731521     1,537,494          0.84%          2.13%
                                            1.30%    20,750,626     22.548454   467,894,536          1.32%          1.88%
                                            1.40%    35,199,773     11.274460   396,858,433          1.43%          1.83%

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Growth Fund
     2001 ................................  0.80%         6,243      7.637555        47,683          0.80%         -5.43%
                                            1.30%     1,279,843      7.592825     9,717,626          1.24%         -5.67%
                                            1.40%     1,125,901      7.583889     8,538,710          1.38%         -5.72%
     2000 ................................  0.80%         3,454     10.173536        35,139          0.83%          1.74% 05/01/00
                                            1.30%       111,786     10.165123     1,136,319          1.25%          1.65% 05/01/00
                                            1.40%       149,124     10.163439     1,515,612          1.41%          1.63% 05/01/00

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Value Fund
     2001 ................................  0.80%        47,622     15.624572       744,080          0.75%         30.51%
                                            1.30%     6,473,045     15.377023    99,536,170          1.28%         30.18%
                                            1.40%     6,227,228     15.327830    95,449,898          1.34%         30.12%
     2000 ................................  0.80%        14,900     11.999041       178,786          0.79%         10.57%
                                            1.30%     2,882,778     11.868461    34,214,138          1.29%         10.29%
                                            1.40%     2,779,192     11.842442    32,912,420          1.40%         10.23%
     1999 ................................  0.80%         9,373     10.540921        98,801          0.75%         23.18%
                                            1.30%     2,626,114     10.479095    27,519,298          1.26%         22.87%
                                            1.40%     1,928,998     10.466741    20,190,323          1.37%         22.81%
     1998 ................................  0.80%         1,800      9.226212        16,607          0.79%         -7.74% 05/01/98
                                            1.30%       357,799      9.218525     3,298,379          1.23%         -7.81% 05/01/98
                                            1.40%       229,105      9.216983     2,111,657          1.37%         -7.83% 05/01/98

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Company Fund
     2001 ................................  0.80%        72,713     24.594447     1,788,337          0.75%         -1.74%
                                            1.30%     6,588,700     23.918762   157,593,538          1.33%         -1.99%
                                            1.40%     6,643,556     23.781421   157,993,190          1.41%         -2.04%
     2000 ................................  0.80%        73,757     24.836628     1,831,875          0.76%          7.19%
                                            1.30%     7,345,308     24.276205   178,316,202          1.33%          6.92%
                                            1.40%     8,069,424     24.161192   194,966,903          1.36%          6.87%
     1999 ................................  0.80%        54,904     17.384086       954,456          0.79%          7.19%
                                            1.30%     6,793,267     17.077954   116,015,101          1.29%          6.92%
                                            1.40%     7,546,651     17.014291   128,400,916          1.35%          6.87%
     1998 ................................  0.80%        65,471     17.107225     1,120,027          0.75%          5.70%
                                            1.30%     8,425,598     16.891077   142,317,424          1.30%          5.43%
                                            1.40%     9,495,420     16.845178   159,952,040          1.33%          5.38%
     1997 ................................  0.80%        60,941     15.114274       921,079          0.79%          8.71%
                                            1.30%     7,047,299     14.998894   105,701,691          1.30%          8.44%
                                            1.40%     7,009,147     14.973308   104,950,117          1.37%          8.38%

Strong NSAT Mid Cap Growth Fund
     2001 ................................  0.80%        13,550      6.963311        94,356          0.79%        -14.12%
                                            1.30%     2,407,260      6.922504    16,664,270          1.30%        -14.33%
                                            1.40%     1,639,868      6.914349    11,338,623          1.36%        -14.38%
     2000 ................................  0.80%         4,021     10.104538        40,630          0.74%          1.05% 05/01/00
                                            1.30%       314,441     10.096192     3,174,656          1.28%          0.96% 05/01/00
                                            1.40%       521,450     10.094526     5,263,791          1.41%          0.95% 05/01/00

                                                   Asset                    Unit        Contract                        Total
                                                  Charge      Units       Fair Value  Owners' Equity     Expenses*     Return**
                                                  ------      -----       ----------  --------------     ---------     --------
Nationwide(R) Separate Account Trust -
Total Return Fund
   Tax qualified
     2001 ....................................     0.80%       334,228     18.037354     6,028,589          0.78%         -8.26%
                                                   1.30%     2,993,032     87.122231   260,759,586          1.29%         -8.49%
                                                   1.40%    14,398,659     21.269054   306,245,856          1.40%         -8.54%
     2000 ....................................     0.80%       335,493     20.845599     6,993,553          0.84%          2.95%
                                                   1.30%     3,488,827    101.194601   353,050,456          1.26%          2.69%
                                                   1.40%    17,375,465     24.729489   429,686,371          1.41%          2.64%
     1999 ....................................     0.80%       369,004     21.053855     7,768,957          0.81%         10.31%
                                                   1.30%     4,305,921    102.724125   442,321,967          1.27%         10.03%
                                                   1.40%    21,320,990     25.128765   535,770,147          1.33%          9.98%
     1998 ....................................     0.80%       310,313     18.627093     5,780,229          0.78%         14.31%
                                                   1.30%     4,493,929     91.343631   410,491,792          1.24%         14.03%
                                                   1.40%    22,612,690     22.367465   505,788,552          1.34%         13.97%
     1997 ....................................     0.80%       196,140     15.094769     2,960,688          0.82%         18.94%
                                                   1.30%     4,002,867     74.396492   297,799,263          1.29%         18.64%
                                                   1.40%    15,882,100     18.236057   289,626,881          1.39%         18.58%
   Non-tax qualified
     2001 ....................................     1.30%     1,834,759     84.878770   155,732,125          1.31%         -8.49%
     2000 ....................................     1.30%     2,343,855     98.588771   231,077,784          1.27%          2.69%
     1999 ....................................     1.30%     3,054,139    100.078914   305,654,914          1.27%         10.03%
     1998 ....................................     1.30%     3,469,770     88.991481   308,779,971          1.25%         14.03%
     1997 ....................................     1.30%     3,376,196     72.480749   244,709,215          1.28%         18.64%

Turner NSAT Growth Focus Fund
     2001 ....................................     0.80%         3,845      4.595169        17,669          0.75%        -27.43%
                                                   1.30%       671,311      4.577903     3,073,197          1.26%        -27.61%
                                                   1.40%       500,752      4.574453     2,290,665          1.42%        -27.65%

Neuberger Berman Advisers Management Trust -
Growth Portfolio
     2001 ....................................     0.80%        34,036     16.751983       570,172          0.74%        -19.08%
                                                   1.30%     6,285,534     45.140185   283,730,178          1.25%        -19.28%
                                                   1.40%     5,872,279     19.963478   117,231,105          1.38%        -19.32%
     2000 ....................................     0.80%        42,081     26.881028     1,131,180          0.75%         13.80%
                                                   1.30%     7,575,365     72.800868   551,493,148          1.32%         13.51%
                                                   1.40%     7,970,759     32.229193   256,891,130          1.41%         13.46%
     1999 ....................................     0.80%        22,637     16.246061       367,762          0.78%          2.61%
                                                   1.30%     7,062,692     44.221607   312,323,590          1.23%          2.36%
                                                   1.40%     5,043,656     19.596928    98,840,163          1.37%          2.30%
     1998 ....................................     0.80%        21,973     15.914838       349,696          0.77%         15.20%
                                                   1.30%     8,906,627     43.539336   387,788,626          1.27%         14.91%
                                                   1.40%     6,921,041     19.314139   133,673,948          1.32%         14.85%
     1997 ....................................     0.80%        16,748     12.599437       211,016          0.75%         16.71%
                                                   1.30%     9,908,347     34.643700   343,261,801          1.26%         16.42%
                                                   1.40%     6,288,344     15.383603    96,737,387          1.41%         16.36%

Neuberger Berman Advisers Management Trust -
Guardian Portfolio
     2001 ....................................     0.80%        10,257     10.779584       110,568          0.80%          1.18%
                                                   1.30%     2,581,826     10.608778    27,390,020          1.29%          0.93%
                                                   1.40%     2,621,495     10.574824    27,721,850          1.41%          0.88%

                                                                     (Continued)

                            NATIONWIDE VARIABLE ACCOUNT-II
                         NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                  Asset                      Unit         Contract                     Total
                                                 Charge      Units        Fair Value   Owners' Equity   Expenses*     Return**
                                                 ------      -----        ----------   --------------   ---------    --------
     2000 ...................................     0.80%         7,106     10.971639        77,965          0.83%      3.32%
                                                  1.30%     1,776,336     10.852262    19,277,263          1.33%      3.06%
                                                  1.40%     1,741,316     10.828462    18,855,774          1.39%      3.01%
     1999 ...................................     0.80%        14,057     10.877466       152,905          0.73%     16.79%
                                                  1.30%     2,800,361     10.813704    30,282,275          1.31%     16.50%
                                                  1.40%     3,364,547     10.800946    36,340,290          1.34%     16.44%
     1998 ...................................     0.80%         1,936      9.709745        18,798          0.75%     -2.90% 05/01/98
                                                  1.30%       811,414      9.701671     7,872,071          1.31%     -2.98% 05/01/98
                                                  1.40%     2,196,023      9.700053    21,301,539          1.41%     -3.00% 05/01/98

Neuberger Berman Advisers Management Trust -
Limited Maturity Bond Portfolio
     2001 ...................................     0.80%         4,663     12.840153        59,877          0.80%      4.24%
                                                  1.30%     3,259,926     20.008998    65,227,848          1.25%      3.98%
                                                  1.40%     4,271,345     13.157736    56,201,227          1.35%      3.93%
     2000 ...................................     0.80%         5,383     11.804081        63,541          0.79%      1.52%
                                                  1.30%     3,735,958     18.487240    69,067,552          1.31%      1.27%
                                                  1.40%     3,917,573     12.169310    47,674,160          1.35%      1.21%
     1999 ...................................     0.80%         7,237     11.542197        83,531          0.80%     -0.07%
                                                  1.30%     5,203,444     18.168779    94,540,224          1.26%     -0.32%
                                                  1.40%     5,103,015     11.971834    61,092,449          1.38%     -0.37%
     1998 ...................................     0.80%         8,526     11.387438        97,090          0.75%      2.09%
                                                  1.30%     5,988,360     18.015959   107,886,048          1.26%      1.84%
                                                  1.40%     6,182,090     11.883177    73,462,870          1.41%      1.79%
     1997 ...................................     0.80%         4,652     10.802443        50,253          0.82%      2.55%
                                                  1.30%     6,574,591     17.177027   112,931,927          1.32%      2.30%
                                                  1.40%     7,248,535     11.341307    82,207,860          1.37%      2.24%

Neuberger Berman Advisers Management Trust -
Partners Portfolio
     2001 ...................................     0.80%        35,754     19.255301       688,445          0.79%     -1.04%
                                                  1.30%     6,399,617     23.908944   153,008,088          1.32%     -1.28%
                                                  1.40%     8,006,318     23.742140   190,087,127          1.43%     -1.33%
     2000 ...................................     0.80%        40,385     19.293039       779,149          0.75%     -0.94%
                                                  1.30%     7,526,524     24.076663   181,213,582          1.24%     -1.19%
                                                  1.40%    10,031,753     23.932839   240,088,329          1.41%     -1.24%
     1999 ...................................     0.80%        51,542     20.630675     1,063,346          0.77%     12.82%
                                                  1.30%    10,403,757     25.876629   269,214,160          1.29%     12.54%
                                                  1.40%    13,492,663     25.748195   347,411,718          1.42%     12.49%
     1998 ...................................     0.80%        79,669     18.670149     1,487,432          0.76%      5.55%
                                                  1.30%    16,304,935     23.536090   383,754,418          1.26%      5.29%
                                                  1.40%    19,464,264     23.443018   456,301,091          1.35%      5.23%
     1997 ...................................     0.80%        46,166     15.665204       723,199          0.84%     15.31%
                                                  1.30%    14,140,583     19.847939   280,661,428          1.25%     15.02%
                                                  1.40%    14,857,263     19.789481   294,017,524          1.43%     14.96%

Oppenheimer Aggressive Growth Fund/VA
     2001 ...................................     0.80%        29,906      5.658838       169,235          0.77%    -27.29%
                                                  1.30%     4,685,102      5.625674    26,356,855          1.28%    -27.47%
                                                  1.40%     4,044,940      5.619041    22,728,686          1.37%    -27.51%

                                              Asset                      Unit       Contract                       Total
                                              Charge      Units       Fair Value  Owners' equity     Expenses*     Return**
                                              ------      -----       ----------  --------------     ---------     --------
     2000 ..............................       0.80%         3,483     10.670360        37,164          0.83%         6.70% 05/01/00
                                               1.30%     1,592,082     10.661572    16,974,097          1.28%         6.62% 05/01/00
                                               1.40%       780,004     10.659808     8,314,693          1.36%         6.60% 05/01/00

Oppenheimer Bond Fund/VA
     2001 ..............................       0.80%        11,460     13.252643       151,873          0.82%         4.96%
                                               1.30%     5,510,689     21.026525   115,870,638          1.28%         4.70%
                                               1.40%     9,952,625     13.991283   139,249,995          1.43%         4.64%
     2000 ..............................       0.80%        15,584     12.180874       189,827          0.75%         1.54%
                                               1.30%     5,929,737     19.423550   115,176,543          1.28%         1.29%
                                               1.40%    10,616,243     12.937700   137,349,767          1.36%         1.23%
     1999 ..............................       0.80%        45,100     12.023907       542,278          0.75%        -2.08%
                                               1.30%     7,646,176     19.270538   147,345,926          1.31%        -2.33%
                                               1.40%    13,086,525     12.848815   168,146,339          1.37%        -2.37%
     1998 ..............................       0.80%        20,988     11.998882       251,833          0.78%         3.53%
                                               1.30%     7,495,859     19.327858   144,878,898          1.25%         3.27%
                                               1.40%    12,569,970     12.900095   162,153,807          1.32%         3.22%
     1997 ..............................       0.80%         8,991     10.958752        98,530          0.75%         2.48%
                                               1.30%     6,907,972     17.741823   122,560,017          1.32%         2.22%
                                               1.40%     9,549,825     11.853524   113,199,080          1.43%         2.17%

Oppenheimer Capital Appreciation Fund/VA
     2001 ..............................       0.80%        58,032     16.941776       983,164          0.79%        -5.26%
                                               1.30%     9,071,706     16.606365   150,648,059          1.29%        -5.50%
                                               1.40%     8,616,011     16.539881   142,507,792          1.43%        -5.55%
     2000 ..............................       0.80%        48,796     19.690663       960,826          0.77%         8.98%
                                               1.30%     9,062,242     19.398313   175,792,207          1.33%         8.71%
                                               1.40%     8,821,403     19.340192   170,607,628          1.35%         8.65%
     1999 ..............................       0.80%        18,835     14.832325       279,367          0.76%        15.36%
                                               1.30%     5,542,978     14.686183    81,405,189          1.29%        15.07%
                                               1.40%     4,414,713     14.657042    64,706,634          1.37%        15.01%
     1998 ..............................       0.80%         9,502     12.184267       115,775          0.79%        16.57%
                                               1.30%     1,856,454     12.125254    22,509,977          1.22%        16.28%
                                               1.40%     1,528,893     12.113445    18,520,161          1.36%        16.22%

Oppenheimer Global Securities Fund/VA
     2001 ..............................       0.80%        24,368     24.236741       590,605          0.79%        -8.74%
                                               1.30%    12,811,498     26.665785   341,628,646          1.27%        -8.97%
                                               1.40%    12,990,435     24.352261   316,346,472          1.35%        -9.02%
     2000 ..............................       0.80%        28,095     28.089728       789,181          0.75%        10.26%
                                               1.30%    14,895,641     31.060968   462,673,029          1.34%         9.98%
                                               1.40%    15,535,666     28.394800   441,132,129          1.37%         9.93%
     1999 ..............................       0.80%        17,272     18.366982       317,234          0.80%        13.35%
                                               1.30%    14,286,062     20.412655   291,616,455          1.29%        13.06%
                                               1.40%    15,264,690     18.679421   285,135,571          1.35%        13.01%
     1998 ..............................       0.80%        12,401     15.997143       198,380          0.71%        11.75%
                                               1.30%    16,105,778     17.868823   287,791,296          1.22%        11.47%
                                               1.40%    16,842,065     16.368154   275,673,514          1.32%        11.41%
     1997 ..............................       0.80%         8,217     13.633830       112,029          0.77%        15.66%
                                               1.30%    15,487,234     15.306110   237,049,308          1.25%        15.37%
                                               1.40%    13,879,707     14.034875   194,799,953          1.43%        15.31%


                                                                     (Continued)

                            NATIONWIDE VARIABLE ACCOUNT-II
                         NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                               Asset                    Unit        Contract                        Total
                                              Charge      Units      Fair Value  Owners' Equity      Expenses*     Return**
                                              ------      -----      ----------  --------------      ---------     --------

Oppenheimer Main Street
Growth & Income Fund/VA                       0.80%         2,471      8.436891        20,846          0.82%         -6.33%
     2001 ..............................      1.30%     1,128,675      8.387563     9,466,833          1.29%         -6.56%
                                              1.40%     1,379,159      8.377710    11,554,194          1.43%         -6.61%
                                              0.80%         1,217      9.931570        12,087          0.81%         -0.68% 05/01/00
     2000 ..............................      1.30%       154,853      9.923361     1,536,662          1.26%         -0.77% 05/01/00
                                              1.40%       227,802      9.921720     2,260,187          1.35%         -0.78% 05/01/00


Oppenheimer Multiple Strategies Fund/VA       0.80%        22,224     17.841837       396,516          0.75%          4.92%
     2001 ..............................      1.30%     5,301,938     26.664878   141,375,531          1.24%          4.65%
                                              1.40%     6,770,966     19.704106   133,415,831          1.35%          4.60%
                                              0.80%        23,839     17.115018       408,005          0.81%          6.27%
     2000 ..............................      1.30%     5,911,210     25.707679   151,963,489          1.29%          6.00%
                                              1.40%     7,340,097     19.015970   139,579,064          1.37%          5.95%
                                              0.80%        25,642     15.689055       402,299          0.82%          8.04%
     1999 ..............................      1.30%     7,151,506     23.685327   169,385,758          1.27%          7.77%
                                              1.40%     8,399,415     17.537832   147,307,529          1.37%          7.71%
                                              0.80%        23,620     14.640650       345,812          0.75%          6.67%
     1998 ..............................      1.30%     8,826,437     22.214470   196,074,620          1.25%          6.40%
                                              1.40%    10,099,916     16.465411   166,299,268          1.36%          6.35%
                                              0.80%         9,098     12.832574       116,751          0.77%          8.72%
     1997 ..............................      1.30%     8,854,579     19.569644   173,280,958          1.26%          8.45%
                                              1.40%     7,972,309     14.519764   115,756,045          1.45%          8.39%


Strong Opportunity Fund II, Inc.              0.80%        45,025     24.528471     1,104,397          0.82%         -0.36%
     2001 ..............................      1.30%    12,685,854     40.719096   516,556,488          1.29%         -0.61%
                                              1.40%     9,459,793     29.772533   281,641,996          1.41%         -0.66%
                                              0.80%        42,467     24.131412     1,024,789          0.78%          3.66%
     2000 ..............................      1.30%    14,419,878     40.262027   580,573,517          1.31%          3.40%
                                              1.40%    10,771,235     29.468069   317,407,496          1.35%          3.35%
                                              0.80%        35,756     20.737964       741,507          0.74%         19.22%
     1999 ..............................      1.30%    16,012,344     34.775677   556,840,103          1.26%         18.93%
                                              1.40%    11,335,887     25.478401   288,820,274          1.41%         18.87%
                                              0.80%        43,688     17.445363       762,153          0.79%         12.97%
     1998 ..............................      1.30%    18,995,908     29.402278   558,522,968          1.25%         12.68%
                                              1.40%    13,773,953     21.563405   297,013,327          1.34%         12.63%


Strong Variable Insurance Funds, Inc.-
Strong Discovery Fund II                      0.80%         3,397     14.522239        49,328          0.75%          9.29%
     2001 ..............................      1.30%     3,555,076     21.874402    77,765,155          1.33%          9.02%
                                              1.40%     2,708,642     18.023161    48,818,292          1.38%          8.96%
                                              0.80%         4,310     14.283885        61,564          0.75%         11.33%
     2000 ..............................      1.30%     3,912,450     21.623998    84,602,811          1.28%         11.05%
                                              1.40%     2,960,225     17.834847    52,795,160          1.36%         10.99%
                                              0.80%         4,212     11.591822        48,825          0.81%         -5.81%
     1999 ..............................      1.30%     4,899,726     17.637548    86,419,153          1.33%         -6.05%
                                              1.40%     3,403,944     14.561712    49,567,252          1.38%         -6.10%


                                              Asset                      Unit         Contract                        Total
                                             Charge      Units        Fair Value    Owners' Equity     Expenses*     Return**
                                             ------      -----        ----------    --------------     ---------     --------
     1998 ..............................      0.80%         4,585     12.405857           56,881         0.79%         7.25%
                                              1.30%     6,287,768     18.971782      119,290,163         1.28%         6.98%
                                              1.40%     4,514,438     15.679159       70,782,591         1.32%         6.93%
    1997  ..............................      0.80%         4,959     10.870410           53,906         0.78%         3.84%
                                              1.30%     7,247,403     16.707875      121,088,703         1.32%         3.58%
                                              1.40%     4,917,827     13.822161       67,974,997         1.36%         3.53%

Strong Variable Insurance Funds, Inc.-
Strong International Stock Fund II
     2001 ..............................      0.80%        6,969       8.619649           60,071         0.80%       -14.32%
                                              1.30%    2,063,724       8.424577       17,386,000         1.28%       -14.54%
                                              1.40%    1,856,186       8.376166       15,547,724         1.41%       -14.58%
     2000 ..............................      0.80%        8,182      14.712216          120,376         0.76%       -12.26%
                                              1.30%    3,430,237      14.451975       49,573,699         1.33%       -12.48%
                                              1.40%    2,770,393      14.383485       39,847,906         1.41%       -12.53%
     1999 ..............................      0.80%        4,184      10.007202           41,870         0.76%        10.83%
                                              1.30%    1,774,601       9.879979       17,533,021         1.28%        10.55%
                                              1.40%    2,141,412       9.843121       21,078,177         1.38%        10.49%
     1998 ..............................      0.80%        3,870      10.170842           39,361         0.77%         6.40%
                                              1.30%    2,112,135      10.092358       21,316,423         1.25%         6.13%
                                              1.40%    2,546,546      10.064899       25,630,729         1.34%         6.08%
     1997 ..............................      0.80%        5,644      12.059440           68,064         0.82%         8.23%
                                              1.30%    3,204,940      12.027054       38,545,986         1.28%         7.96%
                                              1.40%    3,251,516      12.006515       39,039,376         1.39%         7.90%

The Dreyfus Socially Responsible Growth Fund, Inc.
     2001 ..............................      0.80%       43,653      19.790635          863,919         0.75%        -14.46%
                                              1.30%    5,861,889      26.532098      155,528,222         1.26%        -14.68%
                                              1.40%    4,550,950      24.945163      113,524,180         1.37%        -14.72%
     2000 ..............................      0.80%       50,069      26.775319        1,340,614         0.82%          2.14%
                                              1.30%    6,494,510      36.077453      234,305,379         1.25%          1.88%
                                              1.40%    5,602,425      33.953909      190,224,229         1.38%          1.83%
     1999 ..............................      0.80%       29,844      22.818698          681,001         0.78%         12.33%
                                              1.30%    5,974,252      30.902126      184,617,088         1.26%         12.05%
                                              1.40%    5,234,839      29.112733      152,400,470         1.36%         11.99%
     1998 ..............................      0.80%       21,375      18.663072          398,923         0.77%         17.91%
                                              1.30%    5,043,008      25.402227      128,103,634         1.30%         17.62%
                                              1.40%    4,832,519      23.955547      115,765,636         1.36%         17.56%
     1997 ..............................      0.80%       10,501      14.393886          151,150         0.84%         15.86%
                                              1.30%    3,739,632      19.690605       73,635,616         1.29%         15.57%
                                              1.40%    3,016,219      18.588021       56,065,542         1.38%         15.52%

The Universal Institutional Funds, Inc.-
Emerging Markets Debt Portfolio
     2001 ..............................      0.80%          288      10.339814            2,979         0.81%         4.36%
                                              1.30%      476,496      10.134983        4,829,283         1.29%         4.09%
                                              1.40%      471,902      10.094397        4,763,571         1.38%         4.04%
     2000 ..............................      0.80%        2,988       9.512475           28,424         0.81%         6.09%
                                              1.30%      510,720       9.371074        4,785,995         1.28%         5.82%
                                              1.40%      495,573       9.342969        4,630,123         1.41%         5.77%
     1999 ..............................      0.80%          183       7.860012            1,439         0.75%        12.50%
                                              1.30%      509,011       7.782426        3,961,340         1.25%        12.22%
                                              1.40%      542,121       7.766958        4,210,631         1.41%        12.17%


                                                                     (Continued)

                            NATIONWIDE VARIABLE ACCOUNT-II
                         NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                Asset                     Unit         Contract                       Total
                                                Charge      Units      Fair Value   Owners' Equity     Expenses*     Return**
                                                ------      -----      ----------   --------------     ---------     --------
     1998                                       0.80%         2,218      9.419704        20,893          0.73%         -4.21%
                                                1.30%       572,094      9.374025     5,362,823          1.29%         -4.45%
                                                1.40%       536,196      9.364882     5,021,412          1.39%         -4.50%

The Universal Institutional Funds, Inc.-
U.S. Real Estate Portfolio
     2001 ..............................        0.80%       16,678      20.459597       341,231          0.76%         7.65%
                                                1.30%    3,207,803      20.213804    64,841,906          1.24%         7.38%
                                                1.40%    3,365,961      20.091506    67,627,217          1.38%         7.32%
     2000 ..............................        0.80%       13,867      17.028434       236,133          0.76%        13.82%
                                                1.30%    3,258,453      16.908684    55,096,152          1.31%        13.54%
                                                1.40%    3,453,285      16.823342    58,095,795          1.43%        13.48%
     1999 ..............................        0.80%       14,735      16.867354       248,540          0.83%         8.07%
                                                1.30%    3,739,097      16.833721    62,942,916          1.29%         7.80%
                                                1.40%    4,256,875      16.765775    71,369,808          1.39%         7.75%
     1998 ..............................        0.80%       18,210      16.866973       307,148          0.80%        -5.26%
                                                1.30%    6,089,797      16.918595   103,030,809          1.28%        -5.49%
                                                1.40%    6,635,486      16.867392   111,923,343          1.37%        -5.54%
     1997 ..............................        0.80%       18,756      15.672736       293,958          0.78%         6.09%
                                                1.30%    6,887,034      15.800344   108,817,507          1.27%         5.82%
                                                1.40%    6,209,095      15.768497    97,908,096          1.37%         5.77%

Van Eck Worldwide Insurance Trust -
Worldwide Bond Fund
     2001 ..............................        0.80%           109      9.968434         1,083          0.78%         -7.68%
                                                1.30%     1,722,043     13.835868    23,825,956          1.26%         -7.91%
                                                1.40%     2,083,977     10.937248    22,792,968          1.41%         -7.96%
     2000 ..............................        0.80%            85     10.621632           903          0.80%         -0.59%
                                                1.30%     2,183,569     14.816897    32,353,717          1.31%         -0.84%
                                                1.40%     2,550,108     11.724586    29,898,960          1.36%         -0.89%
     1999 ..............................        0.80%         1,495     10.818796        16,174          0.80%         -7.42%
                                                1.30%     3,110,153     15.168513    47,176,396          1.27%         -7.65%
                                                1.40%     2,608,606     12.015012    31,342,433          1.40%         -7.69%
     1998 ..............................        0.80%         3,280     10.758273        35,287          0.76%          2.98%
                                                1.30%     3,705,553     15.160072    56,176,450          1.21%          2.72%
                                                1.40%     3,248,216     12.020515    39,045,229          1.36%          2.67%
     1997 ..............................        0.80%         1,652     10.155463        16,777          0.84%         -1.27%
                                                1.30%     4,513,895     14.383103    64,923,817          1.26%         -1.51%
                                                1.40%     2,880,601     11.416013    32,884,979          1.43%         -1.56%

Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund
     2001 ..............................        0.80%        13,592      6.542869        88,934          0.81%         -1.12%
                                                1.30%     3,828,691      6.395194    24,485,223          1.32%         -1.37%
                                                1.40%     2,814,132      6.365965    17,914,669          1.40%         -1.42%
     2000 ..............................        0.80%        24,537     10.009535       245,604          0.76%        -12.76%
                                                1.30%     5,803,981      9.833099    57,071,120          1.26%        -12.98%
                                                1.40%     4,102,787      9.798071    40,199,399          1.41%        -13.03%
     1999 ..............................        0.80%        40,229      8.393816       337,675          0.74%         45.35%
                                                1.30%     7,272,187      8.287687    60,269,609          1.33%         44.99%
                                                1.40%     5,615,882      8.266542    46,423,925          1.41%         44.91%

                                                     Asset                    Unit           Contract                      Total
                                                    Charge      Units      Fair Value     Owners' Equity     Expenses*    Return**
                                                    ------      -----      ----------      -------------     ---------    --------
     1998 ..............................            0.80%        12,261     6.800073            83,376         0.73%       -23.06%
                                                     1.30%    3,524,245     6.748047        23,781,771         1.30%       -23.25%
                                                     1.40%    3,353,910     6.737661        22,597,509         1.38%       -23.29%
     1997 ..............................             0.80%       12,045    12.334830           148,573         0.76%        22.38%
                                                     1.30%    5,631,981    12.302649        69,288,286         1.28%        22.08%
                                                     1.40%    4,193,286    12.296201        51,561,488         1.43%        22.02%

Van Eck Worldwide Insurance Trust -
Worldwide Hard Assets Fund
   2001 ..............................               0.80%       16,441    11.041902           181,537         0.76%        -3.79%
                                                     1.30%    2,156,564    13.539224        29,198,206         1.31%        -4.03%
                                                     1.40%    1,538,644    11.058567        17,015,197         1.34%        -4.08%
   2000 ..............................               0.80%       12,888    10.749783           138,543         0.74%         3.51%
                                                     1.30%    2,826,683    13.247472        37,446,404         1.31%         3.25%
                                                     1.40%    1,904,931    10.831181        20,632,652         1.34%         3.20%
   1999 ..............................               0.80%       10,736    10.189491           109,395         0.74%        17.77%
                                                     1.30%    3,839,616    12.620722        48,458,726         1.28%        17.48%
                                                     1.40%    2,617,901    10.329233        27,040,909         1.40%        17.42%
   1998 ..............................               0.80%       10,384    10.905983           113,248         0.72%       -13.68%
                                                     1.30%    4,582,351    13.576651        62,212,980         1.24%       -13.90%
                                                     1.40%    2,783,504    11.122876        30,960,570         1.39%       -13.94%
   1997 ..............................               0.80%       10,504    12.863163           135,114         0.81%       -0.70%
                                                     1.30%    6,027,055    16.094327        97,001,394         1.32%       -0.95%
                                                     1.40%    3,515,938    13.198903        46,406,525         1.41%       -1.00%
                                                              =========    =========
2001 Reserves for annuity contracts in payout phase:
   Tax qualified ..............................                                              4,228,702
   Non-tax qualified ..........................                                             13,862,462
                                                                                            ----------
   2001 Contract owners' equity ...............                                        $16,635,796,417
                                                                                       ===============



* This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.



--------------------------------------------------------------------------------

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